UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                                          (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-762-7085

Date of fiscal year end:      8/31

Date of reporting period:      2/28/2023

Item 1. Reports to Stockholders.

Midyear Report

February 28, 2023

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

Mid Cap Diverse Leadership Fund

Opportunistic Fund

World Energy Fund

Hedged Income Fund

On January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.cavanalhillfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (800) 762-7085.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund you can call (800) 762-7085 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

Statements of Assets and Liabilities

2

Statements of Operations

6

Statements of Changes in Net Assets

10

Schedules of Portfolio Investments

16

Notes to the Financial Statements

48

Financial Highlights

58

Additional Fund Information

80

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Assets:
Investments, at cost	$97,420,537	$1,108,182,776
Investments, at value	97,420,537	1,108,182,776
Repurchase agreements, at value/cost	805,000,000	1,335,000,000
Total Investments	902,420,537	2,443,182,776
Interest and dividends receivable	677,952	7,383,985
Receivable for capital shares reinvested	763	1,692,221
Prepaid expenses and other assets	52,811	482,742
Total Assets	903,152,063	2,452,741,724

Liabilities:
Distributions payable	3,664,426	8,047,276
Accrued expenses and other payables:
Investment advisory fees	46,707	93,889
Administration fees	46,707	93,889
Distribution fees	204,988	81,420
Custodian fees	9,342	18,779
Trustee fees	2,803	7,050
Fund accounting and compliance fees	21,418	42,268
Transfer agent fees	5,281	12,108
Shareholder servicing fees	211,067	135,773
Other accrued liabilities	16,015	38,598
Total Liabilities	4,228,754	8,571,050
Net Assets	$898,923,309	$2,444,170,674

Composition of Net Assets:
Shares of beneficial interest, at par	$8,989	$24,449
Additional paid-in capital	898,916,462	2,444,152,333
Total distributable earnings/(loss)	(2,142)	(6,108)
Net Assets	$898,923,309	$2,444,170,674

Net Assets:
Administrative Shares	$726,983,632	$657,230,057
Service Shares	42,207,367	—
Institutional Shares	118,973,143	161,385,927
Select Shares	10,759,167	1,111,000,955
Premier Shares	—	514,553,735
Total	$898,923,309	$2,444,170,674

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	726,982,884	657,569,161
Service Shares	42,207,505	—
Institutional Shares	118,974,277	161,466,888
Select Shares	10,759,020	1,111,319,169
Premier Shares	—	514,593,273
Total	898,923,686	2,444,948,491

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Assets:
Investments, at cost	$41,558,338	$14,937,420	$123,630,611	$6,458,427
Investments in affiliates, at cost	2,652,779	1,327,286	6,523,358	166,175
Total Investments,at cost	44,211,117	16,264,706	130,153,969	6,624,602
Investments, at value	37,061,921	13,653,424	111,457,055	6,388,835
Investments in affiliates, at value	2,652,778	1,327,286	6,523,358	166,175
Total Investments, at value	39,714,699	14,980,710	117,980,413	6,555,010
Cash	5,997	—	6,626	—
Interest and dividends receivable	226,583	119,267	751,149	54,710
Receivable for capital shares issued	24,832	363	212	3,765
Receivable for capital shares reinvested	54,688	18,157	88,185	12,445
Receivable for investments sold	—	1,024	—	—
Receivable from adviser	—	9,211	—	9,303
Receivable from fees waived or reimbursed	—	—	—	744
Prepaid expenses and other assets	27,767	24,757	28,648	22,322
Total Assets	40,054,566	15,153,489	118,855,233	6,658,299

Liabilities:
Distributions payable	95,963	34,576	274,695	22,188
Payable for capital shares redeemed	66,028	888	169,811	38,326
Accrued expenses and other payables:
Investment advisory fees	4,649	2,804	17,748	2,536
Administration fees	2,479	933	7,099	406
Distribution fees	838	574	216	119
Custody fees	310	116	888	51
Trustee fees	321	61	449	17
Fund accounting and compliance fees	4,859	1,559	3,873	420
Transfer agent fees	17,316	8,074	9,057	4,507
Shareholder servicing fees	861	799	942	—
Other accrued liabilities	2,823	417	2,607	171
Total Liabilities	196,447	50,801	487,385	68,741
Net Assets	$39,858,119	$15,102,688	$118,367,848	$6,589,558

Composition of Net Assets:
Shares of beneficial interest, at par	$45	$16	$143	$8
Additional paid-in capital	50,280,331	22,666,846	139,146,227	9,333,182
Total distributable earnings/(loss)	(10,422,257)	(7,564,174)	(20,778,522)	(2,743,632)
Net Assets	$39,858,119	$15,102,688	$118,367,848	$6,589,558

Net Assets:
Investor Shares	$1,745,160	$2,816,293	$1,054,237	$462,013
Institutional Shares	35,508,094	12,114,312	117,259,273	5,975,289
A Shares	2,604,865	172,083	54,338	152,256
Total	$39,858,119	$15,102,688	$118,367,848	$6,589,558

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	196,752	297,502	126,890	53,205
Institutional Shares	4,006,062	1,279,487	14,149,698	697,089
A Shares	293,508	18,169	6,540	17,766
Total	4,496,322	1,595,158	14,283,128	768,060

Net Asset Value, offering price & redemption price per share:
Investor Shares	$8.87	$9.47	$8.31	$8.68
Institutional Shares	$8.86	$9.47	$8.29	$8.57
A Shares	$8.87	$9.47	$8.31	$8.57
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.05	$9.66	$8.48	$8.74

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)	Continued

	Ultra Short Tax- Free Income Fund	Mid Cap Diverse Leadership Fund	Opportunistic Fund

Assets:
Investments, at cost	$23,263,226	$2,127,617	$23,980,196
Investments in affiliates, at cost	80,814	65,951	2,940,967
Total Investments, at cost	23,344,040	2,193,568	26,921,163
Investments, at value	23,131,347	2,272,208	24,482,408
Investments in affiliates, at value	80,814	65,951	2,940,967
Total Investments, at value	23,212,161	2,338,159	27,423,375
Cash	—	246	—
Interest and dividends receivable	272,617	2,092	80,948
Receivable for capital shares reinvested	1,652	—	—
Receivable from adviser	8,197	11,256	14,041
Receivable from fees waived or reimbursed	180	733	770
Prepaid expenses and other assets	22,676	29,421	23,699
Total Assets	23,517,483	2,381,907	27,542,833

Liabilities:
Distributions payable	26,857	—	—
Payable for investments purchased	753,983	—	501,552
Payable for capital shares redeemed	7	—	113,031
Accrued expenses and other payables:
Investment advisory fees	2,643	988	20,695
Administration fees	1,410	144	1,948
Distribution fees	33	75	560
Custody fees	176	18	243
Trustee fees	81	5	110
Fund accounting and compliance fees	893	128	629
Transfer agent fees	6,185	6,587	9,625
Other accrued liabilities	501	19	1,131
Total Liabilities	792,769	7,964	649,524
Net Assets	$22,724,714	$2,373,943	$26,893,309

Composition of Net Assets:
Shares of beneficial interest, at par	$23	$2	$21
Additional paid-in capital	22,856,916	2,341,303	35,976,718
Total distributable earnings/(loss)	(132,225)	32,638	(9,083,430)
Net Assets	$22,724,714	$2,373,943	$26,893,309

Net Assets:
Investor Shares	$44,558	$183,760	$779,905
Institutional Shares	22,550,826	2,020,612	24,809,802
A Shares	129,330	158,924	1,052,974
C Shares	—	10,647	250,628
Total	$22,724,714	$2,373,943	$26,893,309

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	4,495	15,373	60,515
Institutional Shares	2,263,778	168,262	1,900,632
A Shares	13,024	13,168	81,374
C Shares	—	919	20,114
Total	2,281,297	197,722	2,062,635

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.91	$11.95	$12.89
Institutional Shares	$9.96	$12.01	$13.05
A Shares	$9.93	$12.07	$12.94
C Shares	$—	$11.59	$12.46
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.03	$12.32	$13.20

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)	Concluded

	World Energy Fund	Hedged Income Fund
Assets:
Investments, at cost	$80,592,641	$35,772,413
Investments in affiliates, at cost	1,583,404	687,802
Total Investments, at cost	82,176,045	36,460,215
Investments, at value	94,300,923	36,737,813
Investments in affiliates, at value	1,583,404	687,802
Total Investments, at value	95,884,327	37,425,615
Interest and dividends receivable	316,988	130,898
Receivable for capital shares issued	140,589	—
Receivable from adviser	8,827	5,550
Receivable from fees waived or reimbursed	—	374
Prepaid expenses and other assets	36,845	25,192
Total Assets	96,387,576	37,587,629

Liabilities:
Written Options (Premiums received $0 and $1,649,781, respectively)	—	1,148,282
Payable to custodian	38,282	—
Payable for capital shares redeemed	44,119	—
Accrued expenses and other payables:
Investment advisory fees	44,997	23,107
Administration fees	5,999	2,311
Distribution fees	9,769	314
Custody fees	750	289
Trustee fees	61	6
Fund accounting and compliance fees	1,474	561
Transfer agent fees	1,785	279
Shareholder servicing fees	10,098	—
Other accrued liabilities	304	26
Total Liabilities	157,638	1,175,175
Net Assets	$96,229,938	$36,412,454

Composition of Net Assets:
Shares of beneficial interest, at par	$77	$36
Additional paid-in capital	100,817,643	37,689,962
Total distributable earnings/(loss)	(4,587,782)	(1,277,544)
Net Assets	$96,229,938	$36,412,454

Net Assets:
Investor Shares	$28,067,524	$274,990
Institutional Shares	60,925,250	34,803,040
A Shares	2,414,158	1,334,424
C Shares	4,823,006	—
Total	$96,229,938	$36,412,454

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	2,231,881	27,373
Institutional Shares	4,840,755	3,463,898
A Shares	192,446	132,931
C Shares	388,212	—
Total	7,653,294	3,624,202

Net Asset Value, offering price & redemption price per share:
Investor Shares	$12.58	$10.05
Institutional Shares	$12.59	$10.05
A Shares	$12.54	$10.04
C Shares	$12.42	$—
Maximum Sales Charge:
A Shares	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$12.80	$10.24

See notes to financial statements.

Statements of Operations

February 28, 2023 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Investment Income:
Interest income	$18,394,810	$39,658,572
Dividend income	2,324,990	3,741,291
Total income	20,719,800	43,399,863

Expenses:
Investment advisory fees	281,454	581,413
Administration fees	281,454	581,413
Distribution fees - Administrative Shares	1,211,859	826,529
Distribution fees - Service Shares	79,444	—
Distribution fees - Premier Shares	—	1,036,547
Shareholder servicing fees - Administrative Shares	1,210,636	819,663
Shareholder servicing fees - Service Shares	79,444	—
Shareholder servicing fees - Institutional Shares	106,688	157,068
Shareholder servicing fees - Select Shares	9,241	1,405,110
Shareholder servicing fees - Premier Shares	—	518,273
Fund accounting and compliance fees	126,865	262,222
Transfer agent fees	37,168	71,008
Custodian fees	56,295	115,960
Trustee fees	24,319	50,532
Professional fees	91,720	184,425
Printing fees	5,767	12,657
Registration fees	16,456	99,196
Other expenses	68,034	113,244

Total expenses before fee and expense reductions	3,686,844	6,835,260

Distribution fees waived - Administrative Shares	—	(429,791)
Distribution fees waived - Service Shares	(47,667)	—
Distribution fees waived - Premier Shares	—	(932,897)
Shareholder servicing fees waived - Service Shares	(47,667)	—
Shareholder servicing fees waived - Institutional Shares	(72,547)	(106,682)
Shareholder servicing fees waived - Select Shares	(9,241)	(1,405,110)
Shareholder servicing fees waived - Premier Shares	—	(518,273)

Net expenses	3,509,722	3,442,507

Net investment income/(loss)	17,210,078	39,957,356

Realized/Unrealized Gains/(Losses) on Investments:
Net realized/unrealized gains/(losses) on investments	—	—
Change in net assets resulting from operations	$17,210,078	$39,957,356

See notes to financial statements.

Statements of Operations

February 28, 2023 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Investment Income:
Interest income	$710,654	$268,649	$1,910,582	$192,925
Dividend income from affiliates	39,754	15,695	57,898	9,667
Total income	750,408	284,344	1,968,480	202,592

Expenses:
Investment advisory fees	31,051	17,195	115,672	20,510
Administration fees	16,561	6,878	46,269	3,282
Distribution fees - Investor Shares	2,457	3,500	1,353	612
Distribution fees - A Shares	3,216	219	67	191
Shareholder servicing fees - Investor Shares	2,456	3,500	1,353	612
Shareholder servicing fees - Institutional Shares	46,079	17,774	143,168	9,452
Shareholder servicing fees - A Shares	1,286	88	27	76
Fund accounting and compliance fees	16,625	8,481	22,548	3,680
Transfer agent fees	45,673	35,688	43,187	33,014
Custodian fees	1,935	891	6,065	115
Trustee fees	1,052	365	2,659	170
Professional fees	5,059	1,615	9,496	905
Printing fees	2,222	1,134	2,123	3,844
Registration fees	23,117	21,952	24,289	21,093
Other expenses	3,499	1,907	5,486	1,648

Total expenses before fee and expense reductions	202,288	121,187	423,762	99,204

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(506)	(55,196)	(1,035)	(59,386)
Administration fees waived	(506)	(228)	(1,035)	(156)
Shareholder servicing fees waived - Investor Shares	(2,456)	(3,490)	(1,353)	(575)
Shareholder servicing fees waived - Institutional Shares	(43,974)	(16,422)	(142,718)	(7,173)
Shareholder servicing fees waived - A Shares	(356)	(65)	(27)	(4)

Net expenses	154,490	45,786	277,594	31,910

Net investment income/(loss)	595,918	238,558	1,690,886	170,682

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(451,172)	(857,738)	(5,374,937)	(1,385,852)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(213,114)	390,149	309,457	885,745
Net realized/unrealized gains/(losses) on investments	(664,286)	(467,589)	(5,065,480)	(500,107)
Change in net assets resulting from operations	$(68,368)	$(229,031)	$(3,374,594)	$(329,425)

See notes to financial statements.

Statements of Operations

February 28, 2023 (Unaudited)	Continued

	Ultra Short Tax- Free Income Fund	Mid Cap Diverse Leadership Fund	Opportunistic Fund	World Energy Fund
Investment Income:
Interest income	$179,290	$—	$5,822	$104,719
Dividend income	—	17,961	328,087	1,273,663
Dividend income from affiliates	6,885	1,111	120,208	33,798
Foreign tax withholding	—	—	—	(35,187)
Total income	186,175	19,072	454,117	1,376,993

Expenses:
Investment advisory fees	18,424	6,070	163,711	261,730
Administration fees	9,826	883	15,408	34,897
Distribution fees - Investor Shares	75	227	1,083	32,917
Distribution fees - A Shares	130	184	1,328	3,923
Distribution fees - C Shares	—	97	1,355	24,108
Shareholder servicing fees - Investor Shares	75	227	1,082	32,917
Shareholder servicing fees - Institutional Shares	30,502	2,324	45,401	66,187
Shareholder servicing fees - A Shares	52	74	531	1,569
Shareholder servicing fees - C Shares	—	24	339	6,027
Fund accounting and compliance fees	5,794	866	4,596	10,529
Transfer agent fees	32,573	39,165	51,584	46,279
Custodian fees	1,227	105	1,876	4,263
Trustee fees	534	43	805	1,839
Professional fees	2,146	170	4,133	5,684
Printing fees	910	1,043	4,453	10,374
Registration fees	20,597	26,228	31,691	28,434
Other expenses	2,190	1,644	3,548	4,322

Total expenses before fee and expense reductions	125,055	79,374	332,924	575,999

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(51,821)	(67,279)	(89,535)	(51,133)
Administration fees waived	(103)	(14)	(1,207)	(465)
Shareholder servicing fees waived - Investor Shares	(74)	(226)	(991)	(22,497)
Shareholder servicing fees waived - Institutional Shares	(29,774)	(2,316)	(44,590)	(47,956)
Shareholder servicing fees waived - A Shares	(52)	(74)	(367)	—
Shareholder servicing fees waived - C Shares	—	(22)	(200)	(3,901)

Net expenses	43,231	9,443	196,034	450,047

Net investment income/(loss)	142,944	9,629	258,083	926,946

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(422)	(56,160)	(1,427,300)	1,898,794
Change in unrealized appreciation/(depreciation) on unaffiliated investments	103,348	151,660	122,921	(2,779,506)
Net realized/unrealized gains/(losses) on investments	102,926	95,500	(1,304,379)	(880,712)
Change in net assets resulting from operations	$245,870	$105,129	$(1,046,296)	$46,234

See notes to financial statements.

Statements of Operations

February 28, 2023 (Unaudited)	Concluded

Hedged Income Fund

Investment Income:
Dividend income	$683,109
Dividend income from affiliates	18,417
Foreign tax withholding	(1,278)
Total income	700,248

Expenses:
Investment advisory fees	144,007
Administration fees	14,401
Distribution fees - Investor Shares	352
Distribution fees - A Shares	1,612
Shareholder servicing fees - Investor Shares	352
Shareholder servicing fees - Institutional Shares	43,038
Shareholder servicing fees - A Shares	645
Fund accounting and compliance fees	4,565
Transfer agent fees	30,872
Custodian fees	1,791
Trustee fees	740
Professional fees	2,470
Printing fees	3,145
Registration fees	20,492
Other expenses	2,506

Total expenses before fee and expense reductions	270,988

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(27,733)
Administration fees waived	(256)
Shareholder servicing fees waived - Investor Shares	(270)
Shareholder servicing fees waived - Institutional Shares	(42,252)
Shareholder servicing fees waived - A Shares	(385)

Net expenses	200,092

Net investment income/(loss)	500,156

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(2,520,944)
Net realized gains/(losses) from written options contracts	896,195
Change in unrealized appreciation/(depreciation) on unaffiliated investments	2,539,065
Change in unrealized appreciation/(depreciation) on written options contracts	(516,556)
Net realized/unrealized gains/(losses) on investments	397,760
Change in net assets resulting from operations	$897,916

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2023 (Unaudited)

	U.S. Treasury Fund		Government Securities Money Market Fund
	Six Months Ended		Six Months Ended
	February 28, 2023	Year Ended	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022	(Unaudited)	August 31, 2022
From Investment Activities:
Operations:
Net investment income	$17,210,078	$2,203,508	$39,957,356	$7,685,925
Net realized gains/(losses) from investment transactions	—	(168)	—	(6,707)
Change in net assets resulting from operations	17,210,078	2,203,340	39,957,356	7,679,218

Distributions to Shareholders:
Administrative Shares	(14,576,291)	(1,749,036)	(10,475,609)	(1,669,478)
Service Shares	(1,016,235)	(184,272)	—	—
Institutional Shares	(1,489,479)	(209,132)	(2,232,966)	(380,181)
Select Shares	(128,086)	(61,057)	(19,848,698)	(4,329,024)
Premier Shares	—	—	(7,403,723)	(1,306,844)
Change in net assets from shareholder distributions	(17,210,091)	(2,203,497)	(39,960,996)	(7,685,527)
Change in net assets from capital transactions	(48,206,382)	(33,840,465)	273,059,619	316,902,768
Change in net assets	(48,206,395)	(33,840,622)	273,055,979	316,896,459

Net Assets:
Beginning of period	947,129,704	980,970,326	2,171,114,695	1,854,218,236
End of period	$898,923,309	$947,129,704	$2,444,170,674	$2,171,114,695

Capital Share Transactions*:
Administrative Shares
Issued	820,786,316	1,678,622,267	486,084,962	953,834,098
Reinvested	3,754	523	53,554	9,474
Redeemed	(924,714,238)	(1,730,087,789)	(495,113,237)	(866,420,293)
Change in Administrative Shares	(103,924,168)	(51,464,999)	(8,974,721)	87,423,279
Service Shares
Issued	82,044,465	148,007,474	—	—
Redeemed	(96,266,919)	(126,039,925)	—	—
Change in Service Shares	(14,222,454)	21,967,549	—	—
Institutional Shares
Issued	148,268,812	224,497,009	495,328,531	584,293,451
Reinvested	—	—	75,797	17,777
Redeemed	(78,753,137)	(236,069,899)	(456,097,896)	(586,580,544)
Change in Institutional Shares	69,515,675	(11,572,890)	39,306,432	(2,269,316)
Select Shares
Issued	23,277,918	157,631,817	841,248,119	1,428,279,436
Redeemed	(22,853,353)	(150,401,941)	(778,685,495)	(1,245,473,587)
Change in Select Shares	424,565	7,229,876	62,562,624	182,805,849
Premier Shares
Issued	—	—	1,478,141,007	1,052,142,156
Reinvested	—	—	7,214,783	1,287,632
Redeemed	—	—	(1,305,190,505)	(1,004,486,832)
Change in Premier Shares	—	—	180,165,285	48,942,956
Change in shares:	(48,206,382)	(33,840,464)	273,059,620	316,902,768

*	Share transactions are at net assets value of $1.00 per share.

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2023 (Unaudited)	Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
From Investment Activities:
Operations:
Net investment income/(loss)	$595,918	$1,020,374	$238,558	$376,800
Net realized gains/(losses) from investment transactions	(451,172)	(465,156)	(857,738)	(265,468)
Change in unrealized appreciation/(depreciation) on investments	(213,114)	(4,142,455)	390,149	(2,097,032)
Change in net assets resulting from operations	(68,368)	(3,587,237)	(229,031)	(1,985,700)

Distributions to Shareholders:
Investor Shares	(26,146)	(43,079)	(36,057)	(50,038)
Institutional Shares	(536,064)	(1,075,264)	(199,418)	(336,629)
A Shares	(33,494)	(44,280)	(2,254)	(3,815)
Change in net assets from shareholder distributions	(595,704)	(1,162,623)	(237,729)	(390,482)
Change in net assets from capital transactions	(4,274,728)	(34,002,430)	(4,216,369)	(3,399,115)
Change in net assets	(4,938,800)	(38,752,290)	(4,683,129)	(5,775,297)

Net Assets:
Beginning of period	44,796,919	83,549,209	19,785,817	25,561,114
End of period	$39,858,119	$44,796,919	$15,102,688	$19,785,817

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,907	$11,269	$281,241	$220,100
Dividends reinvested	25,109	41,806	36,057	50,038
Cost of shares redeemed	(586,746)	(807,602)	(321,749)	(867,266)
Change in net assets from Investor Shares	(558,730)	(754,527)	(4,451)	(597,128)
Institutional Shares
Proceeds from shares issued	3,371,899	16,752,816	1,474,298	1,883,193
Dividends reinvested	271,800	606,576	89,831	164,140
Cost of shares redeemed	(7,360,638)	(50,654,500)	(5,769,214)	(4,676,574)
Change in net assets from Institutional Shares	(3,716,939)	(33,295,108)	(4,205,085)	(2,629,241)
A Shares
Proceeds from shares issued	12	290,622	5	25
Dividends reinvested	33,494	44,279	2,254	3,815
Cost of shares redeemed	(32,565)	(287,696)	(9,092)	(176,586)
Change in net assets from A Shares	941	47,205	(6,833)	(172,746)
Change in net assets resulting from capital transactions:	$(4,274,728)	$(34,002,430)	$(4,216,369)	$(3,399,115)

Share Transactions:
Investor Shares
Issued	329	1,187	29,752	21,305
Reinvested	2,840	4,477	3,812	4,904
Redeemed	(65,944)	(85,460)	(33,982)	(83,755)
Change in Investor Shares	(62,775)	(79,796)	(418)	(57,546)
Institutional Shares
Issued	379,931	1,770,616	155,133	181,904
Reinvested	30,752	64,665	9,506	16,084
Redeemed	(831,890)	(5,403,133)	(609,001)	(456,243)
Change in Institutional Shares	(421,207)	(3,567,852)	(444,362)	(258,255)
A Shares
Issued	1	30,037	1	3
Reinvested	3,785	4,747	238	372
Redeemed	(3,684)	(30,469)	(951)	(16,926)
Change in A Shares	102	4,315	(712)	(16,551)
Change in shares:	(483,880)	(3,643,333)	(445,492)	(332,352)

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2023 (Unaudited)	Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
From Investment Activities:
Operations:
Net investment income/(loss)	$1,690,886	$2,482,631	$170,682	$444,263
Net realized gains/(losses) from investment transactions	(5,374,937)	(979,869)	(1,385,852)	(703,588)
Change in unrealized appreciation/(depreciation) on investments	309,457	(15,380,049)	885,745	(1,353,067)
Change in net assets resulting from operations	(3,374,594)	(13,877,287)	(329,425)	(1,612,392)

Distributions to Shareholders:
Investor Shares	(14,695)	(25,319)	(9,632)	(20,396)
Institutional Shares	(1,696,450)	(2,582,656)	(157,932)	(437,694)
A Shares	(737)	(1,520)	(3,013)	(6,659)
Change in net assets from shareholder distributions	(1,711,882)	(2,609,495)	(170,577)	(464,749)
Change in net assets from capital transactions	(6,793,637)	36,779,451	(2,973,412)	(9,488,193)
Change in net assets	(11,880,113)	20,292,669	(3,473,414)	(11,565,334)

Net Assets:
Beginning of period	130,247,961	109,955,292	10,062,972	21,628,306
End of period	$118,367,848	$130,247,961	$6,589,558	$10,062,972

Capital Transactions:
Investor Shares
Proceeds from shares issued	$19,371	$38,538	$660	$4,816
Dividends reinvested	14,695	25,319	9,632	20,393
Cost of shares redeemed	(66,395)	(194,231)	(47,485)	(532,997)
Change in net assets from Investor Shares	(32,329)	(130,374)	(37,193)	(507,788)

Institutional Shares
Proceeds from shares issued	14,585,281	55,317,752	553,617	4,994,688
Dividends reinvested	522,891	622,019	77,953	265,982
Cost of shares redeemed	(21,869,265)	(19,030,180)	(3,570,219)	(13,511,894)
Change in net assets from Institutional Shares	(6,761,093)	36,909,591	(2,938,649)	(8,251,224)

A Shares
Proceeds from shares issued	10	29,202	10	24
Dividends reinvested	735	1,520	3,013	6,660
Cost of shares redeemed	(960)	(30,488)	(593)	(735,865)
Change in net assets from A Shares	(215)	234	2,430	(729,181)
Change in net assets resulting from capital transactions:	$(6,793,637)	$36,779,451	$(2,973,412)	$(9,488,193)

Share Transactions:
Investor Shares
Issued	2,307	4,214	73	476
Reinvested	1,773	2,725	1,095	2,065
Redeemed	(7,900)	(20,095)	(5,392)	(52,982)
Change in Investor Shares	(3,820)	(13,156)	(4,224)	(50,441)

Institutional Shares
Issued	1,744,665	6,062,396	63,059	506,971
Reinvested	63,241	68,147	8,982	27,093
Redeemed	(2,635,596)	(2,051,876)	(409,516)	(1,390,504)
Change in Institutional Shares	(827,690)	4,078,667	(337,475)	(856,440)
A Shares
Issued	1	2,954	1	3
Reinvested	88	162	347	678
Redeemed	(116)	(3,242)	(69)	(71,774)
Change in A Shares	(27)	(126)	279	(71,093)
Change in shares:	(831,537)	4,065,385	(341,420)	(977,974)

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2023 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund		Mid Cap Diverse Leadership Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
From Investment Activities:
Operations:
Net investment income/(loss)	$142,944	$41,768	$9,629	$10,013
Net realized gains/(losses) from investment transactions	(422)	(138)	(56,160)	145,947
Change in unrealized appreciation/(depreciation) on investments	103,348	(251,564)	151,660	(323,767)
Change in net assets resulting from operations	245,870	(209,934)	105,129	(167,807)

Distributions to Shareholders:
Investor Shares	(250)	(56)	(15,823)	(122,399)
Institutional Shares	(141,839)	(42,794)	(144,335)	(66,951)
A Shares	(537)	(23)	(12,898)	(6,006)
C Shares	—	—	(2,103)	(1,043)
Change in net assets from shareholder distributions	(142,626)	(42,873)	(175,159)	(196,399)
Change in net assets from capital transactions	(4,092,539)	(5,666,684)	94,233	1,329,793
Change in net assets	(3,989,295)	(5,919,491)	24,203	965,587

Net Assets:
Beginning of period	26,714,009	32,633,500	2,349,740	1,384,153
End of period	$22,724,714	$26,714,009	$2,373,943	$2,349,740

Capital Transactions:
Investor Shares
Proceeds from shares issued	$27	$89	$10,910	$3,155,422
Dividends reinvested	250	56	15,813	122,399
Cost of shares redeemed	(59,285)	(383)	(25,333)	(3,119,269)
Change in net assets from Investor Shares	(59,008)	(238)	1,390	158,552
Institutional Shares
Proceeds from shares issued	423,955	2,094,894	689,332	1,605,817
Dividends reinvested	8,412	3,420	132,139	62,749
Cost of shares redeemed	(4,550,100)	(7,792,909)	(729,430)	(523,659)
Change in net assets from Institutional Shares	(4,117,733)	(5,694,595)	92,041	1,144,907
A Shares
Proceeds from shares issued	108,231	29,696	5,900	24,219
Dividends reinvested	537	22	12,897	6,006
Cost of shares redeemed	(24,566)	(1,569)	(5,329)	(4,902)
Change in net assets from A Shares	84,202	28,149	13,468	25,323
C Shares
Proceeds from shares issued	—	—	—	6,210
Dividends reinvested	—	—	2,103	1,043
Cost of shares redeemed	—	—	(14,769)	(6,242)
Change in net assets from C Shares	—	—	(12,666)	1,011
Change in net assets resulting from capital transactions:	$(4,092,539)	$(5,666,684)	$94,233	$1,329,793

Share Transactions:
Investor Shares
Issued	—	9	919	218,492
Reinvested	25	6	1,411	8,941
Redeemed	(6,013)	(39)	(2,094)	(220,537)
Change in Investor Shares	(5,988)	(24)	236	6,896
Institutional Shares
Issued	42,793	210,484	56,798	117,249
Reinvested	846	242	11,741	4,596
Redeemed	(457,862)	(781,970)	(57,527)	(39,776)
Change in Institutional Shares	(414,223)	(571,244)	11,012	82,069
A Shares
Issued	10,955	2,985	478	1,771
Reinvested	54	2	1,141	437
Redeemed	(2,471)	(158)	(431)	(347)
Change in A Shares	8,538	2,829	1,188	1,861
C Shares
Issued	—	—	—	488
Reinvested	—	—	194	78
Redeemed	—	—	(1,324)	(466)
Change in C Shares	—	—	(1,130)	100
Change in shares:	(411,673)	(568,439)	11,306	90,926

See notes to financial statements.

Statements of Changes in Net Assets
February 28, 2023 (Unaudited)	Continued

	Opportunistic Fund		World Energy Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
From Investment Activities:
Operations:
Net investment income/(loss)	$258,083	$446,726	$926,946	$1,109,112
Net realized gains/(losses) from investment transactions	(1,427,300)	(7,952,662)	1,898,794	2,458,560
Change in unrealized appreciation/(depreciation) on investments	122,921	(6,048,563)	(2,779,506)	11,611,800
Change in net assets resulting from operations	(1,046,296)	(13,554,499)	46,234	15,179,472

Distributions to Shareholders:
Investor Shares	(3,347)	(49,301)	(278,712)	(317,594)
Institutional Shares	(191,249)	(2,292,163)	(635,783)	(541,066)
A Shares	(4,067)	(44,392)	(37,741)	(63,255)
C Shares	(162)	(8,783)	(36,024)	(42,779)
Change in net assets from shareholder distributions	(198,825)	(2,394,639)	(988,260)	(964,694)
Change in net assets from capital transactions	(17,526,287)	(16,196,533)	26,420,502	28,684,398
Change in net assets	(18,771,408)	(32,145,671)	25,478,476	42,899,176

Net Assets:
Beginning of period	45,664,717	77,810,388	70,751,462	27,852,286
End of period	$26,893,309	$45,664,717	$96,229,938	$70,751,462

Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,050	$120,089	$10,736,632	$31,810,076
Dividends reinvested	3,348	49,301	278,471	317,360
Cost of shares redeemed	(149,485)	(3,534,195)	(7,473,328)	(17,548,706)
Change in net assets from Investor Shares	(145,087)	(3,364,805)	3,541,775	14,578,730
Institutional Shares
Proceeds from shares issued	6,739,041	10,231,974	34,101,347	33,008,856
Dividends reinvested	68,171	1,254,755	526,032	419,586
Cost of shares redeemed	(24,156,522)	(24,242,171)	(11,087,639)	(19,436,098)
Change in net assets from Institutional Shares	(17,349,310)	(12,755,442)	23,539,740	13,992,344
A Shares
Proceeds from shares issued	441	173,387	778,597	3,028,302
Dividends reinvested	3,909	44,036	37,392	63,116
Cost of shares redeemed	(10,951)	(298,797)	(1,592,484)	(3,345,308)
Change in net assets from A Shares	(6,601)	(81,374)	(776,495)	(253,890)
C Shares
Proceeds from shares issued	900	2,870	898,746	1,446,540
Dividends reinvested	162	8,783	35,891	42,590
Cost of shares redeemed	(26,351)	(6,566)	(819,155)	(1,121,916)
Change in net assets from C Shares	(25,289)	5,087	115,482	367,214
Change in net assets resulting from capital transactions:	$(17,526,287)	$(16,196,534)	$26,420,502	$28,684,398

Share Transactions:
Investor Shares
Issued	81	7,187	820,704	2,778,942
Reinvested	262	3,069	23,359	28,654
Redeemed	(11,357)	(212,100)	(609,198)	(1,586,455)
Change in Investor Shares	(11,014)	(201,844)	234,865	1,221,141
Institutional Shares
Issued	507,438	649,147	2,677,372	2,959,442
Reinvested	5,309	77,257	44,106	38,796
Redeemed	(1,827,769)	(1,683,372)	(901,983)	(1,735,811)
Change in Institutional Shares	(1,315,022)	(956,968)	1,819,495	1,262,427
A Shares
Issued	34	10,885	61,551	286,867
Reinvested	305	2,735	3,166	5,923
Redeemed	(830)	(19,201)	(126,003)	(288,992)
Change in A Shares	(491)	(5,581)	(61,286)	3,798
C Shares
Issued	71	189	69,317	124,853
Reinvested	13	562	3,060	3,988
Redeemed	(2,087)	(420)	(65,132)	(101,005)
Change in C Shares	(2,003)	331	7,245	27,836
Change in shares:	(1,328,530)	(1,164,062)	2,000,319	2,515,202

See notes to financial statements.

Statements of Changes in Net Assets
February 28, 2023 (Unaudited)	Concluded

	Hedged Income Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
From Investment Activities:
Operations:
Net investment income/(loss)	$500,156	$674,612
Net realized gains/(losses) from investment transactions	(1,624,749)	(858,439)
Change in unrealized appreciation/(depreciation) on investments	2,022,509	(1,892,903)
Change in net assets resulting from operations	897,916	(2,076,730)

Distributions to Shareholders:
Investor Shares	(3,314)	(10,989)
Institutional Shares	(443,709)	(579,966)
A Shares	(11,908)	(33,527)
Change in net assets from shareholder distributions	(458,931)	(624,482)
Change in net assets from capital transactions	702,203	11,784,372
Change in net assets	1,141,188	9,083,160

Net Assets:
Beginning of period	35,271,266	26,188,106
End of period	$36,412,454	$35,271,266

Capital Transactions:
Investor Shares
Proceeds from shares issued	$22,915	$211,824
Dividends reinvested	3,314	10,988
Cost of shares redeemed	(61,682)	(1,287,615)
Change in net assets from Investor Shares	(35,453)	(1,064,803)
Institutional Shares
Proceeds from shares issued	5,254,293	14,567,900
Dividends reinvested	81,688	106,536
Cost of shares redeemed	(4,170,334)	(2,049,979)
Change in net assets from Institutional Shares	1,165,647	12,624,457
A Shares
Proceeds from shares issued	308,430	1,118,043
Dividends reinvested	11,907	32,708
Cost of shares redeemed	(748,328)	(926,033)
Change in net assets from A Shares	(427,991)	224,718
Change in net assets resulting from capital transactions	$702,203	$11,784,372

Share Transactions:
Investor Shares
Issued	2,293	20,287
Reinvested	339	1,063
Redeemed	(6,371)	(123,208)
Change in Investor Shares	(3,739)	(101,858)
Institutional Shares
Issued	528,114	1,399,840
Reinvested	8,307	10,323
Redeemed	(413,287)	(198,643)
Change in Institutional Shares	123,134	1,211,520
A Shares
Issued	30,049	108,174
Reinvested	1,210	3,174
Redeemed	(78,487)	(89,360)
Change in A Shares	(47,228)	21,988
Change in shares	72,167	1,131,650

See notes to financial statements.

Schedule of Portfolio Investments	U.S. Treasury Fund
February 28, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements (89.6%)
$60,000,000	Bank of Montreal, 4.45%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $60,007,417, Collateralized by various U.S. Treasury Obligations, (1.50% - 3.25%), (2/29/24 - 6/30/29), fair value of $61,200,066)	$60,000,000
150,000,000	Credit Agricole CIB, 4.47%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $150,018,625, Collateralized by U.S. Treasury Obligation, (0.38%), (9/30/27), fair value of $153,000,008)	150,000,000
145,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 4.52%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $145,018,206, Collateralized by U.S. Treasury Obligation, (1.63%), (5/15/31), fair value of $147,900,015)	145,000,000
225,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 4.53%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $225,028,313, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.50%), (5/18/23 - 1/31/25), fair value of $229,500,153)	225,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued:
$5,000,000	Goldman Sachs & Co., 4.35%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $5,000,604, Collateralized by various U.S. Treasury Obligations, (1.63% - 2.00%), (8/15/29 - 11/15/51), fair value of $5,100,048)	$5,000,000
40,000,000	Nomura Securities International, Inc., 4.51%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $40,005,011, Collateralized by various U.S. Treasury Obligations, (0.00% - 0.63%), (3/21/23 - 1/15/28), fair value of $40,800,083)	40,000,000
180,000,000	RBC Dominion Securities, Inc., 4.49%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $180,022,450, Collateralized by various U.S. Treasury Obligations, (0.00% - 6.13%), (3/14/23 - 2/15/53), fair value of $183,600,049)	180,000,000
Total Repurchase Agreements (Cost $805,000,000)		805,000,000

Investment Companies (10.8%)
34,531,434	Goldman Sachs Financial Square Treasury Obligations Fund, 4.46%(a)	34,531,433
62,889,104	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 4.50%(a)	62,889,104
Total Investment Companies (Cost $97,420,537)		97,420,537

Total Investments (Cost $902,420,537) — 100.4%		902,420,537
Liabilities in excess of other assets — (0.4)%		(3,497,228)
Net Assets - 100.0%		$898,923,309

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.

See notes to financial statements.

Schedule of Portfolio Investments	Government Securities Money Market Fund
February 28, 2023 (Unaudited)

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value
U.S. Government Agency Securities (37.5%)
Federal Farm Credit Bank
$200,000,000	4.56% (SOFR + 1 bps), 3/3/23	$199,999,944
100,000,000	4.63% (SOFR + 8 bps), 10/25/23, Callable 4/25/23 @ 100 *	100,000,000
		299,999,944
Federal Farm Credit Banks Funding Corp.
65,000,000	4.66% (SOFR + 11 bps), 11/15/23, Callable 5/15/23 @ 100 *	65,000,000
Federal Home Loan Bank
100,000,000	4.59% (SOFR + 4 bps), 3/23/23	100,000,000
200,000,000	4.60% (SOFR + 5 bps), 6/27/23	200,000,000
50,000,000	4.60% (SOFR + 5 bps), 7/24/23	50,000,000
100,000,000	4.65% (SOFR + 10 bps), 9/21/23	100,000,000
100,000,000	5.17%, 3/8/24, Callable 8/10/23 @ 100 *	100,000,000
		550,000,000
Total U.S. Government Agency Securities (Cost $914,999,944)		914,999,944

Repurchase Agreements (54.6%)
10,000,000	Bank of Montreal, 4.45%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $10,001,236, Collateralized by U.S. Treasury Obligation, (0.25%), (7/31/25), fair value of $10,200,064)	10,000,000
5,000,000	Credit Agricole CIB, 4.47%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $5,000,621, Collateralized by U.S. Treasury Obligation, (4.00%), (2/15/26), fair value of $5,100,012)	5,000,000
750,000,000	Federal Reserve Bank of New York, 4.55%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $750,094,792, Collateralized by various U.S. Treasury Obligations, (0.38% - 2.25%), (8/15/24 - 8/15/27), fair value of $750,094,853)	750,000,000
175,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 4.52%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $175,021,972, Collateralized by U.S. Treasury Obligation, (1.63%), (5/15/31), fair value of $178,500,024)	175,000,000

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value
Repurchase Agreements, continued:
$175,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 4.53%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $175,022,021, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.92%), (5/18/23 - 1/31/25), fair value of $178,500,114)	$175,000,000
45,000,000	Goldman Sachs & Co., 4.35%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $45,005,438, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.75%), (4/30/25 - 8/15/40), fair value of $45,900,000)	45,000,000
105,000,000	Nomura Securities International, Inc., 4.51%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $105,013,154, Collateralized by various U.S. Treasury Obligations, (0.13% - 3.88%), (4/15/23 - 2/15/53), fair value of $107,100,095)	105,000,000
70,000,000	RBC Dominion Securities, Inc., 4.49%, 3/1/23, (Purchased on 2/28/23, proceeds at maturity $70,008,731, Collateralized by various U.S. Government Agency Obligations, (0.00% - 5.00%), (2/22/24 - 10/20/52), fair value of $71,400,015)	70,000,000
Total Repurchase Agreements (Cost $1,335,000,000)		1,335,000,000

Investment Companies (7.9%)
119,284,726	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 4.51%(a)	119,284,727
73,898,105	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 4.50%(a)	73,898,105
Total Investment Companies (Cost $193,182,832)		193,182,832

Total Investments (Cost $2,443,182,776) — 100.0%		2,443,182,776
Other assets in excess of liabilities — 0.0%^		987,898
Net Assets - 100.0%		$2,444,170,674

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (28.8%)
$66,796	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 5.28% (US0001M + 98 bps), 6/28/44, Callable 3/28/23 @ 100*	$66,576
534,871	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.24% (US0001M + 62 bps), 1/25/33, Callable 3/25/23 @ 100*	525,377
406,367	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 5.97% (US0001M + 135 bps), 10/25/37, Callable 11/25/23 @ 100*(a)	404,775
4	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34, Callable 3/25/23 @ 100*(b)	4
630,492	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 3/18/23 @ 100*(a)	520,581
217	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 5.08%, 5/25/32, Callable 3/25/23 @ 100*(b)(c)	216
666,753	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	599,103
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	717,577
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 6.49% (US0001M + 188 bps), 11/25/34, Callable 3/25/23 @ 100*	353,616
1,280,284	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/38 @ 100*(a)	1,072,765
345,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/23 @ 100*(a)	312,350
15	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	15
773,225	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	683,085
114,442	NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 8/15/24 @ 100*(a)	113,140
1,448,634	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 7.39% (US0001M + 278 bps), 9/25/33, Callable 3/25/23 @ 100*	1,459,411
314,427	RAAC Trust, Series 2007-SP1, Class M1, 5.47% (US0001M + 86 bps), 3/25/37, Callable 3/25/23 @ 100*	311,870
67,769	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 4.97%, 3/25/32, Callable 3/25/23 @ 100*	61,514
1,214	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.25%, 12/25/33, Callable 3/25/23 @ 100*(b)(c)	1,145
788,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a).	639,449
48,241	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.07%, 5/25/35, Callable 3/25/23 @ 100*(b)(c)	43,787
221,050	Soundview Home Loan Trust, Series 2005-OPT3, Class M1, 5.32% (US0001M + 71 bps), 11/25/35, Callable 3/25/23 @ 100*	215,266
205,068	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 5.30% (US0001M + 68 bps), 4/25/33, Callable 3/25/23 @ 100*	204,756

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities, continued:
$642,291	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 5.34% (US0001M + 72 bps), 9/25/35, Callable 3/25/23 @ 100*	$627,094
110,651	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 3/25/23 @ 100*(b)(c)	109,149
659,750	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/23 @ 100*(a)	640,763
524,743	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 3/20/23 @ 100*(a)	478,161
841,750	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	785,529
645,175	ZAXBY’S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	536,498
Total Asset Backed Securities (Cost $12,723,700)		11,483,572

Mortgage Backed Securities† (31.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
59,944	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.76%, 2/25/36, Callable 3/25/23 @ 100*(b)	41,488
8,969	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.20%, 7/25/35, Callable 3/25/23 @ 100*(b)	6,424
8,795	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 4.10% (12MTA + 131 bps), 7/20/35, Callable 3/19/23 @ 100*	7,338
952	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 4.72% (US0001M + 10 bps), 10/25/36, Callable 3/25/23 @ 100*	801
1,628	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/44, Callable 3/25/23 @ 100*(b)(c)	1,540
3,248	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 3/25/23 @ 100*(b)	2,859
2,847	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.10%, 9/25/34, Callable 3/25/23 @ 100*(b)	2,545
13,552	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.06%, 4/21/34, Callable 3/21/23 @ 100*(b)	12,735
214,324	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.31%, 8/25/35, Callable 3/25/23 @ 100*(b)	214,223
23,564	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.07%, 9/25/34, Callable 3/25/23 @ 100*(b)	21,480
13,507	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.93%, 1/25/36, Callable 3/25/23 @ 100*(b)	10,451
		321,884
Alt-A - Fixed Rate Mortgage Backed Securities (1.8%)
10,531	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 3/25/23 @ 100*	8,562

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$14,201	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 3/25/23 @ 100*	$12,574
230,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	226,367
10,442	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 3/25/23 @ 100*	7,394
15,442	Countrywide Alternative Loan Trust, Series 2006- 2CB, Class A3, 5.50%, 3/25/36, Callable 3/25/23 @ 100*	6,767
16,173	Countrywide Alternative Loan Trust, Series 2006- 31CB, Class A16, 6.00%, 11/25/36, Callable 3/25/23 @ 100*	10,003
15,886	Countrywide Alternative Loan Trust, Series 2006- 43CB, Class 1A4, 6.00%, 2/25/37, Callable 3/25/23 @ 100*	8,990
116,709	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/23 @ 100*	52,909
55,207	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 3/25/23 @ 100*	50,421
104	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 3/25/23 @ 100*	99
693	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 3/25/23 @ 100*	605
2,887	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/23 @ 100*	2,844
254,207	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 3/25/23 @ 100*	255,878
16,701	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 3/25/23 @ 100*	16,249
2,725	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 3/25/23 @ 100*	2,784
101	Residential Accredit Loans, Inc., Series 2004- QS13, Class CB, 5.00%, 9/25/19, Callable 3/25/23 @ 100*	100
5,568	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19, Callable 3/25/23 @ 100*	5,186
21,481	Residential Accredit Loans, Inc., Series 2006- QS6, Class 1A2, 6.00%, 6/25/36, Callable 3/25/23 @ 100*	17,394
40,528	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 1/25/24 @ 100*	13,253
24,280	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 3/25/23 @ 100*	13,829
7,517	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 3/25/23 @ 100*	7,246
		719,454

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (2.5%)
$220	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.37%, 5/25/35(b)	$219
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 3/25/23 @ 100*(b)(c)	54,824
147,624	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 4.77% (US0001M + 15 bps), 3/27/37(a)	147,344
3,510	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.31%, 6/25/34, Callable 3/25/23 @ 100*(b)	3,240
4,083	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.90%, 2/25/36, Callable 3/25/23 @ 100*(b)	3,633
2,385	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 4.00%, 11/20/46, Callable 3/20/23 @ 100*(b)	2,123
4,641	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.04%, 9/25/33, Callable 3/25/23 @ 100*(b)	4,266
4,479	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.76%, 9/25/34, Callable 3/25/23 @ 100*(b)	3,979
2,501	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.25%, 1/25/35, Callable 3/25/23 @ 100*(b)	2,354
10,309	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.37%, 10/25/36, Callable 3/25/23 @ 100*(b)	9,074
3,273	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 5.23% (H15T1Y + 230 bps), 10/25/35, Callable 3/25/23 @ 100*	3,034
3,365	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.49%, 3/25/31, Callable 3/25/23 @ 100*(b)	3,322
8,838	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.77%, 7/25/37, Callable 3/25/23 @ 100*(b)	7,329
4,537	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.91%, 8/25/35(b)	4,372
218	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 3/25/23 @ 100*(b)	176
3,156	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.12%, 2/25/34, Callable 3/25/23 @ 100*(b)	2,819
6,481	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.25%, 2/19/34, Callable 3/19/23 @ 100*(b)	6,179
23,331	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.41%, 11/25/32, Callable 3/25/23 @ 100*(b)	12,891
19,653	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.89%, 11/25/34, Callable 3/25/23 @ 100*(b)	18,802
4,580	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 3.98%, 10/25/35, Callable 3/25/23 @ 100*(b)	4,279
22,959	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.60%, 11/19/35, Callable 3/19/23 @ 100*(b)	19,311

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$15,203	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.85%, 4/25/35, Callable 3/25/23 @ 100*(b)	$13,464
4,632	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.91%, 11/25/35, Callable 3/25/23 @ 100*(b)	4,546
54,847	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.85%, 1/19/35, Callable 3/19/23 @ 100*(b)	47,750
2,987	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.22%, 12/19/35, Callable 3/19/23 @ 100*(b)	2,794
18,333	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.33%, 7/25/36, Callable 3/25/23 @ 100*(b)	13,553
31,119	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.47%, 8/25/36, Callable 3/25/23 @ 100*(b)	23,348
8,079	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.70%, 8/25/34, Callable 3/25/23 @ 100*(b)	7,197
17,901	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.96%, 8/25/34, Callable 3/25/23 @ 100*(b)	16,320
1,435	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.64%, 8/25/36, Callable 3/25/23 @ 100*(b)	1,170
456,425	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 7.46% (US0001M + 180 bps), 2/1/26, Callable 4/1/23 @ 100*(a)	451,861
697	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.54%, 2/25/34, Callable 2/25/24 @ 100*(b)	634
5,937	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.61%, 12/25/34, Callable 3/25/23 @ 100*(b)	5,516
6,920	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.73%, 7/25/34, Callable 6/25/25 @ 100*(b)	6,415
4,425	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.84%, 8/25/34, Callable 5/25/23 @ 100*(b)	4,256
1,739	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.17%, 8/25/34, Callable 5/25/24 @ 100*(b)	1,660
18,726	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.06%, 12/25/34, Callable 3/25/23 @ 100*(b)	16,233
2,057	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.73%, 2/25/34, Callable 3/25/23 @ 100*(b)	1,904
5,582	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.51%, 12/27/35, Callable 3/25/23 @ 100*(b)	5,552
9,630	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.35%, 7/25/33, Callable 3/25/23 @ 100*(b)	9,307
3,056	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 3.16%, 6/25/34, Callable 3/25/23 @ 100*(b)	2,795

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$40,184	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.34%, 11/25/36, Callable 3/25/23 @ 100*(b)	$33,908
1,167	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.68%, 8/25/46, Callable 3/25/23 @ 100*(b)	1,024
6,387	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.75%, 9/25/36, Callable 3/25/23 @ 100*(b)	5,590
3,707	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 5.46% (US0001M + 84 bps), 7/25/44, Callable 3/25/23 @ 100*	3,389
		993,756
Prime Fixed Mortgage Backed Securities (12.1%)
471,388	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, 7/25/66, Callable 9/25/23 @ 100*(a)(b)	384,437
498,630	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 3/25/23 @ 100*(a)(b)	479,061
9,763	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 3/25/23 @ 100*	9,410
59,553	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 3/25/23 @ 100*	55,701
9,915	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 3/25/23 @ 100*	9,908
3,445	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 3/25/23 @ 100*	3,287
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	53,227
8,371	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 3/25/23 @ 100*	8,193
14,699	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 3/25/23 @ 100*	14,554
33,191	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 3/25/23 @ 100*	9,426
176,012	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 3/25/23 @ 100*	181,116
577,609	GS Mortgage-Backed Securities, Series 2022- PJ1, Class A8, 2.50%, 5/28/52, Callable 7/25/49 @ 100*(a)(b)	497,195
401,606	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 3/25/23 @ 100*(a)(b)	374,330
15,556	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 3/25/23 @ 100*	14,325
20,228	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 11/25/34 @ 100*	8,640

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$531,413	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 9/25/36 @ 100*(a)(b)	$438,479
417,217	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 3/25/28 @ 100*(a)(b)	351,532
9,211	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 3/25/23 @ 100*	4,993
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 6.02% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,528,608
4,220	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 3/25/23 @ 100*	3,358
11,966	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 3/25/23 @ 100*	11,607
57,051	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/23 @ 100*	54,757
326,057	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 3/25/23 @ 100*(a)(b)	307,626
		4,803,770
Subprime Mortgage Backed Securities (1.4%)
90,592	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 9/25/31 @ 100*(a)(b)	89,251
168,628	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 12/25/27 @ 100*(a)(b)	166,648
330,673	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	314,389
		570,288
U.S. Government Agency Mortgage Backed Securities (12.8%)
147,625	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	122,777
36,351	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	34,975
30,528	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	29,959
122,308	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	108,027
81,648	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	74,516
81,517	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	76,378
60,533	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	55,393
123,075	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	115,808
450,830	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	407,200
11,120	Fannie Mae, 3.67% (US0012M + 133 bps), 1/1/35, Pool #805386	10,993
491	Fannie Mae, 4.00% (H15T1Y + 222 bps), 6/1/32, Pool #725286	486
555,062	Fannie Mae, Series 2003-W14, Class 2A, 4.12%, 1/25/43, Callable 3/25/23 @ 100*(b)	520,858

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$20,840	Fannie Mae, 4.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	$20,546
343,086	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 3/25/23 @ 100*(b) (c)	323,708
1,950	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 3/25/23 @ 100*(b)(c)	1,941
4,010	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 3/25/23 @ 100*(b)(c)	4,025
5,525	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 3/25/23 @ 100*(b)(c)	5,762
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,005
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.45%, 9/26/33, Callable 3/26/23 @ 100*(b)(c)	711,624
843,623	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 3/25/23 @ 100*	839,493
34,044	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	32,519
345,978	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	324,269
51,039	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	48,965
119,803	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	108,635
151,047	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	147,426
98,109	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	93,458
357,497	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	331,429
263,826	Freddie Mac, Series T-67, Class 1A1C, 3.68%, 3/25/36, Callable 3/25/23 @ 100*(b)	256,342
2,100	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	2,027
2,695	Freddie Mac, 4.30% (US0006M + 152 bps), 4/1/36, Pool #1N0148	2,722
319,406	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	278,121
637	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	631
1,043	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	1,033
468	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	458
1,065	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,031
1,061	Government National Mortgage Assoc., 2.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,037
3,833	Government National Mortgage Assoc., 2.75% (H15T1Y + 150 bps), 11/20/29, Pool #876947	3,662
6,101	Government National Mortgage Assoc., 2.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	5,971
54	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	56
12	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	12
19	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	19

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$25	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	$25
		5,105,322
Total Mortgage Backed Securities (Cost $13,877,692)		12,514,474

Corporate Bonds (13.8%)
Aerospace & Defense (2.4%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	953,513
Banks (2.7%)
1,057,740	Southtrust Bank/Georgia, 7.74%, 5/15/25	1,099,384
Capital Markets (2.6%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 5/15/23 @ 100 *	1,022,079
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	7,000
		1,029,079
Insurance (1.5%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	620,844
IT Services (2.7%)
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	1,061,134
Tobacco (1.9%)
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100 *	743,306

Total Corporate Bonds (Cost $7,076,061)		5,507,260

Taxable Municipal Bonds (3.0%)
Georgia (2.4%)
985,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	980,212
Pennsylvania (0.6%)
250,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	242,830

Total Taxable Municipal Bonds (Cost $1,280,371)		1,223,042
U.S. Government Agency Securities (7.2%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 3/14/23 @ 100 *	802,711
400,000	4.57% (SOFR + 2 bps), 7/13/23	399,850
475,000	4.60% (SOFR + 5 bps), 2/13/24	475,038
350,000	4.61% (SOFR + 6 bps), 10/8/24	349,550
		2,027,149
Federal Home Loan Banks
35,000	0.90%, 8/27/26, Callable 5/27/23 @ 100 *	30,621
370,000	1.25%, 6/30/25, Callable 3/30/23 @ 100 *(b)	344,975
249,000	3.63%, 7/26/24, Callable 4/26/23 @ 100 *	243,403
220,000	5.40%, 2/24/28, Callable 5/24/23 @ 100 *	219,888
		838,887
Total U.S. Government Agency Securities (Cost $3,095,538)		2,866,036

U.S. Treasury Obligations (8.7%)
U.S. Treasury Notes
400,000	3.88%, 12/31/27	394,094
942,000	4.13%, 9/30/27	936,922
2,161,000	4.25%, 9/30/24	2,136,520
Total U.S. Treasury Obligations (Cost $3,504,976)		3,467,536

Shares or
Principal
Amount	Security Description	Value
Investment in Affiliates (6.7%)
2,652,779	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(e)	$2,652,779
Total Investment in Affiliates (Cost $2,652,779)		2,652,779

Total Investments (Cost $44,211,117) — 99.6%		39,714,699
Other assets in excess of liabilities — 0.4%		143,420
Net Assets - 100.0%		$39,858,119

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2023 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2023.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (13.9%)
$246,875	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	$215,483
280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	249,282
250,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/23 @ 100*(a)	226,341
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	266,675
135,720	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/26 @ 100*(a)	126,942
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	235,402
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	267,326
225,586	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @100*(a)	187,966
227,500	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	212,305
145,337	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	108,653
Total Asset Backed Securities (Cost $2,362,090)		2,096,375

Mortgage Backed Securities† (13.9%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.5%)
43,436	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/23 @ 100*	30,025
150,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	147,631
2,559	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 3/25/23@100*	2,201
7,638	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 3/25/23@100*	7,522
61,426	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/23@100*	27,847
6,406	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 3/25/23 @100*	6,136
3,767	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 3/25/23@100*	2,733
6,712	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 3/25/23 @100*	6,427
146	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 3/25/23 @100*	127
12,665	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/23 @100*	12,001

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$6,354	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 3/25/23 @ 100*	$6,398
11,036	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 3/25/23 @ 100*	10,642
19,606	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 3/25/23 @ 100*	19,053
344	Nomura Asset Acceptance Corp., Series 2005- WF1, Class 2A5, 5.66%, 3/25/35, Callable 3/25/23 @ 100*(b)(c)	337
31,556	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.02%, 10/25/40, Callable 3/25/23 @ 100*(a)(b)	20,120
2	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18, Callable 3/25/23 @ 100*	2
20,502	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 3/25/23 @ 100*	9,785
33,909	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 3/25/23 @ 100*	17,038
39,230	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 3/25/23 @ 100*	25,993
29,824	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 3/25/23 @ 100*	25,822
		377,840

Prime Adjustable Rate Mortgage Backed Securities (2.0%)
4,146	Banc of America Funding Trust, Series 2004-B, Class 5A1, 4.08%, 11/20/34, Callable 3/20/23 @ 100*(b)	3,923
2,607	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 3.84%, 11/25/34, Callable 3/25/23 @ 100*(b)	2,597
1,102	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 3.92%, 10/25/33, Callable 3/25/23 @ 100*(b)	1,103
9,916	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 2.75%, 2/25/34, Callable 3/25/23 @ 100*(b)	8,304
8,796	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.80%, 4/25/37, Callable 3/25/23 @ 100*(b)	7,237
2,572	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.03% (US0003M + 101 bps), 4/25/36, Callable 3/25/23 @ 100*	2,189
13,513	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.64%, 10/25/36, Callable 3/25/23 @ 100*(b)	10,116
14,137	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.82%, 2/25/35, Callable 3/25/23 @ 100*(b)	13,165
166,611	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.18%, 9/25/35, Callable 3/25/23 @ 100*(b)	148,755
108,726	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.91%, 6/20/44, Callable 3/20/23 @ 100*(a)(b)	101,101
		298,490

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (4.4%)
$1,976	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 3/25/23 @ 100*(b)(c)	$1,672
63,933	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 3/25/23 @ 100*(a)(b)	61,349
12,093	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 3/25/23 @ 100*	1,135
5,229	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	5,067
4,973	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 3/25/23 @ 100*	4,800
323	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 3/25/23 @ 100*	319
6,028	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 3/25/23 @ 100*	3,072
3,992	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19, Callable 3/25/23 @ 100*	3,666
9,954	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 3/25/23 @ 100*	9,523
211,836	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 11/25/48 @ 100*(a)(b)	183,007
11,311	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 9/25/31 @ 100*(a)(b)	10,309
122,422	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 3/25/33 @ 100*(a)(b)	103,655
131,136	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 3/25/23 @ 100*	122,660
95	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 3/25/23 @ 100*	94
445	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 3/25/23 @ 100*	426
976	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 3/25/23 @ 100*	943
19,470	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 8/25/29 @ 100*	15,410
7,079	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/23 @ 100*	6,794
39	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 3/28/23 @ 100*	39
643	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 3/25/23 @ 100*	600
233	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/23 @ 100*	227

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$151,299	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 11/25/48 @ 100*(a)(b)	$130,709
		665,476
Subprime Mortgage Backed Securities (0.7%)
30,303	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 10/25/29 @ 100*(a)(b)	29,366
80,211	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 1/25/34 @ 100*(a)(b)	76,843
		106,209
U.S. Government Agency Mortgage Backed Securities (4.3%)
1,692	Fannie Mae, 2.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,653
54,010	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	49,713
50,665	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	46,149
23,870	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	22,713
103,929	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	95,447
100,919	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	97,548
1,340	Fannie Mae, 3.88% (US0012M + 163 bps), 9/1/33, Pool #739372	1,324
79	Fannie Mae, 6.00%, 4/1/35, Pool #735503	81
522	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	533
8,441	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 3/25/23 @ 100*	8,804
293	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 3/25/23 @ 100*	305
48,417	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	45,379
28,616	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	27,046
41,813	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	39,653
164,635	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	147,086
5,862	Freddie Mac, 6.29% (H15T1Y + 225 bps), 8/1/34, Pool #755230	5,722
157	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 4/15/23 @ 100*	157
434	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 4/15/23 @ 100*	441
68,444	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	59,597
24	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	24
3,010	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	3,001
34	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	34
37	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	37
19	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	19

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$519	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	$523
1,914	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	1,936
		654,925
Total Mortgage Backed Securities (Cost $2,360,868)		2,102,940

Corporate Bonds (22.6%)
Airlines (1.3%)
196,179	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27	194,833
Banks (3.0%)
310,000	Bank of America Corp., 1.90% (SOFR + 153 bps), 7/23/31, Callable 7/23/30 @ 100 *	241,416
250,000	Wells Fargo & Co., 2.88% (TSFR3M + 143 bps), 10/30/30, Callable 10/30/29 @ 100, MTN *	212,983
		454,399
Capital Markets (1.8%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	272,193
Diversified Telecommunication Services (1.9%)
310,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100 *	293,855
Electric Utilities (1.7%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	252,796
Electrical Equipment (1.3%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	200,377
Food Products (1.8%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	270,043
Health Care Providers & Services (3.5%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	193,096
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	341,368
		534,464
Household Durables (2.6%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	386,992
Insurance (1.9%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	287,011
Semiconductors & Semiconductor Equipment (1.8%)
301,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	270,737
Total Corporate Bonds (Cost $3,933,735)		3,417,700

Shares or
Principal
Amount	Security Description	Value
Taxable Municipal Bonds (8.1%)
Arizona (1.6%)
$250,000	City of Glendale Arizona, Certificate participation, 0.90%, 7/1/24	$236,512
Colorado (1.9%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	145,479
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	137,115
		282,594
New York (1.7%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	263,800
Rhode Island (2.5%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	382,374
Wisconsin (0.4%)
65,000	Public Financial Authority Revenue, 4.45%, 10/1/25, Insured by: AGC(a)	63,938
Total Taxable Municipal Bonds (Cost $1,316,125)		1,229,218
U.S. Government Agency Securities (9.7%)
Federal Farm Credit Banks
240,000	1.32%, 9/9/30, Callable 3/14/23 @ 100 *	188,087
250,000	2.32%, 1/26/32, Callable 3/14/23 @ 100 *	206,497
		394,584
Federal Farm Credit Banks Funding Corp.
350,000	2.12%, 5/23/31, Callable 3/14/23 @ 100 *	289,169
Federal Home Loan Banks
250,000	0.88%, 8/16/28, Callable 5/16/23 @ 100 *(b)	213,627
220,000	1.25%, 3/17/31, Callable 3/17/23 @ 100 *(b)	182,461
200,000	1.38%, 10/28/31, Callable 4/28/23 @ 100 *(b)	162,245
225,000	2.50%, 4/25/25, Callable 4/25/23 @ 100 *(b)	218,386
		776,719
Total U.S. Government Agency Securities (Cost $1,573,789)		1,460,472

U.S. Treasury Obligations (22.2%)
U.S. Treasury Notes
200,000	3.13%, 8/31/29	188,813
795,000	4.13%, 9/30/27	790,714
500,000	4.13%, 11/15/32	507,500
1,881,000	4.25%, 9/30/24	1,859,692
Total U.S. Treasury Obligations (Cost $3,390,813)		3,346,719

Investment in Affiliates (8.8%)
1,327,286	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(d)	1,327,286
Total Investment in Affiliates (Cost $1,327,286)		1,327,286

Total Investments (Cost $16,264,706) — 99.2%		14,980,710
Other assets in excess of liabilities — 0.8%		121,978
Net Assets - 100.0%		$15,102,688

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2023 (Unaudited)	Concluded

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (13.2%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$719,519
16,683	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 3/25/23 @ 100*(b)(c)	14,015
454,022	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 3/25/26 @ 100*(a)	425,765
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*(a)	863,721
987,500	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	861,930
1,250,000	Finance of America Structured Securities, Series 2023-S1, Class A1, 3.00%, 2/23/53(a)(b)	1,141,421
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,326,538
1,500,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/23 @ 100*(a)	1,358,047
965,429	Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.43%, 11/15/39(a)	772,097
664,875	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	587,366
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	863,305
597,464	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/26 @ 100*(a)	558,822
0	RAAC Trust, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 3/25/23 @ 100*(b)	0
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	484,928
1,033,500	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	943,866
912,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 3/25/23 @ 100*(a)	894,683
16,854	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 3/25/23 @ 100*(a)	15,601
641,525	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	617,771
462,655	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/23 @ 100*(a)	397,313
88,120	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	73,424
1,092,000	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,019,065
652,455	Willis Engine Structured Trust III, Series 17, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	566,480

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities, continued:
$872,024	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	$651,919
522,050	ZAXBY’S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	434,113
Total Asset Backed Securities (Cost $17,535,464)		15,591,709

Mortgage Backed Securities† (10.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
53,475	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.69%, 11/25/36, Callable 5/25/29 @ 100*(b)	28,399
2,665	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 3/25/23 @ 100*(b)(c)	2,556
		30,955
Alt-A - Fixed Rate Mortgage Backed Securities (1.6%)
6,253	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 3/25/23 @ 100*	5,512
26,062	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/23 @ 100*	18,015
20,765	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 3/25/23 @ 100*	8,044
1,150,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	1,131,834
41,627	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 3/25/23 @ 100*	29,983
5,529	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 3/25/23 @ 100*	5,604
21,129	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 3/25/23 @ 100*	10,215
143,775	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 3/25/23 @ 100*	73,524
175,008	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 3/25/23 @ 100*	79,728
10,812	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 9/25/25 @ 100*	9,869
34,585	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/23 @ 100*	34,064
12,665	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/23 @ 100*	12,001
13,057	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 9/25/25 @ 100*	10,898
706	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 3/25/23 @ 100*	709
5,328	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 3/25/23 @ 100*	5,271

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$442,125	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 8/15/23 @ 100*	$439,083
		1,874,354
Prime Adjustable Rate Mortgage Backed Securities (1.6%)
415,494	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 6/25/45 @ 100*(a)(b)	358,034
891,755	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 12/25/48 @ 100*(a)(b)	770,950
3,555	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.35%, 6/25/36, Callable 3/25/23 @ 100*(b)	2,544
95,309	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.21%, 8/25/35, Callable 3/25/23 @ 100*(b)	87,767
8,376	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 4.40%, 4/25/29, Callable 3/25/23 @ 100*(b)	7,460
853,246	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	700,671
3,691	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.59%, 6/25/36, Callable 3/25/23 @ 100*(b)	2,453
		1,929,879
Prime Fixed Mortgage Backed Securities (4.2%)
273,201	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 3/25/23 @ 100*(a)(b)	250,101
2,319	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 3/25/23 @ 100*	2,144
94,732	Chaseflex Trust, Series 2006-2, Class A5, 4.42%, 9/25/36, Callable 3/25/23 @ 100*(b)	83,788
1,234,806	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 9/25/46 @ 100*(a)(b)	1,067,528
14,220	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	13,779
2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/23 @ 100*	1,900
3,114	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 3/25/23 @ 100*	2,968
2,995	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 3/25/23 @ 100*	2,806
92,208	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 3/25/23 @ 100*	30,406
99	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	94
672	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 3/25/23 @ 100*(b)(c)	660
884,351	GS Mortgage-Backed Securities Trust 2022-Mm1, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 2/25/48 @ 100*(a)(b)	760,680

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$958,452	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 2/25/27 @ 100*(b)	$863,023
12,227	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.15%, 4/25/36, Callable 3/25/23 @ 100*(b)	10,285
16,628	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 3/25/23 @ 100*	14,820
833,134	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/25/51, Callable 11/25/44 @ 100*(a)(b)	718,416
3,460	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 3/25/23 @ 100*	3,327
82,930	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 3/25/23 @ 100*	73,042
36,540	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 3/25/23 @ 100*	5,188
157,420	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 3/25/23 @ 100*	131,847
3,083	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 3/25/23 @ 100*	3,021
20,958	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/23 @ 100*	20,372
672,442	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 11/25/48 @ 100*(a)(b)	580,927
228,932	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 12/25/23 @ 100*(a)(b)	205,443
96,314	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 3/20/23 @ 100*(a)(b)	87,107
		4,933,672
Subprime Mortgage Backed Securities (0.4%)
201,711	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	191,777
80,808	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 10/25/29 @ 100*(a)(b)	78,309
227,264	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 1/25/34 @ 100*(a)(b)	217,721
		487,807
U.S. Government Agency Mortgage Backed Securities (2.9%)
797,148	Fannie Mae, Series 2021-52, Class JC, 1.25%, 7/25/51	628,636
236,902	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	212,665
106,692	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	94,962
380,300	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	346,755
129,927	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	118,622

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$149,435	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	$124,260
90,254	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	83,072
153,070	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	139,488
37,998	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	34,612
197,687	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	187,161
208,584	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	191,562
343,124	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	331,664
7,697	Fannie Mae, 4.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	7,546
9,980	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/23 @ 100*(b)(c)	9,167
178	Fannie Mae, 5.00%, 8/1/33, Pool #730856	179
83	Fannie Mae, 5.00%, 7/1/35, Pool #832198	83
116	Fannie Mae, 5.50%, 2/1/33, Pool #683351	119
73	Fannie Mae, 5.50%, 9/1/34, Pool #725773	75
875	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	885
44	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	44
18,879	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.74%, 8/25/42, Callable 3/25/23 @ 100*(b)	18,071
71,882	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	65,181
76,657	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	72,698
147,066	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	140,093
920	Freddie Mac, 3.13% (H15T1Y + 213 bps), 4/1/24, Pool #409624	907
93,521	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	87,764
33,498	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	31,430
205	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	204
183	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	186
804	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	812
511	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	532
5,486	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	5,625
148,296	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	129,127
209,493	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	199,172
84,562	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	80,414
9,919	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	9,680
85	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	85
2,647	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	2,663

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$385	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	$386
		3,356,587
Total Mortgage Backed Securities (Cost $14,104,320)		12,613,254

Corporate Bonds (20.9%)
Airlines (1.8%)
1,049,258	Alaska Airlines 2020-1, 4.80%, 8/15/27 (a)	1,015,180
1,128,782	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27	1,121,038
		2,136,218
Banks (3.3%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100 *	1,836,816
1,350,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,115,069
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100 *	976,115
		3,928,000
Beverages (0.6%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	704,462
Capital Markets (1.3%)
1,600,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,501,756
Diversified Financial Services (0.7%)
850,000	Korea Development Bank, 2.75%, 3/19/23	849,243
Electric Utilities (0.8%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	919,259
Electrical Equipment (0.9%)
1,250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	1,001,884
Equity Real Estate Investment Trusts (REITs) (0.9%)
1,255,000	SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25 @ 100 *(a)	1,110,953
Food Products (1.7%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100 *	1,035,755
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	277,460
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	742,620
		2,055,835
Health Care Providers & Services (2.9%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	858,204
590,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	542,798
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	743,657
1,425,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	1,314,729
		3,459,388
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	1,083,578
Insurance (0.9%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,052,372

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Interactive Media & Services (1.0%)
$1,300,000	Meta Platforms, Inc., 3.85%, 8/15/32, Callable 5/15/32 @ 100 *	$1,166,955
IT Services (0.7%)
770,000	Western Union Co. (The), 6.20%, 11/17/36	756,854
Oil, Gas & Consumable Fuels (0.7%)
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	857,665
Semiconductors & Semiconductor Equipment (1.8%)
2,178,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	1,959,019
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	216,234
		2,175,253
Total Corporate Bonds (Cost $29,039,604)		24,759,675

Taxable Municipal Bonds (8.6%)
Kentucky (0.5%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	644,170
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	171,022
Oklahoma (2.0%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	470,175
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	365,592
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,505,522
		2,341,289
Oregon (0.7%)
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	767,747
Pennsylvania (0.9%)
1,110,000	City of Bethlehem, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,109,237
Texas (3.2%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,003,088
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,008,459
1,250,000	Northwest Independent School District, GO, 1.78%, 2/15/31, Continuously Callable @100, TX PERMANENT SCHOOL FUND GUARANTEED	1,007,795
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	793,876
		3,813,218

Shares or
Principal
Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Washington (1.2%)
$1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	$934,034
585,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	440,936
		1,374,970
Total Taxable Municipal Bonds (Cost $11,764,247)		10,221,653

U.S. Government Agency Securities (12.7%)
Federal Farm Credit Banks
750,000	1.32%, 9/9/30, Callable 3/14/23 @ 100 *	587,770
1,625,000	2.00%, 9/27/33, Callable 3/14/23 @ 100 *	1,257,487
1,565,000	2.13%, 4/19/34, Callable 3/14/23 @ 100 *	1,200,501
1,408,000	2.15%, 3/7/36, Callable 3/14/23 @ 100 *	1,040,644
1,350,000	2.23%, 3/12/35, Callable 3/14/23 @ 100 *	1,025,625
1,150,000	2.32%, 1/26/32, Callable 3/14/23 @ 100 *	949,888
1,220,000	2.75%, 2/2/37, Callable 3/14/23 @ 100 *	953,826
		7,015,741
Federal Home Loan Banks
1,100,000	1.00%, 10/29/29, Callable 4/29/23 @ 100 *(b)	928,071
1,000,000	1.00%, 2/11/36, Callable 5/11/23 @ 100 *(b)	727,406
1,345,000	1.25%, 10/8/30, Callable 3/14/23 @ 100 *	1,046,624
3,000,000	1.25%, 3/24/33, Callable 3/24/23 @ 100 *(b)	2,405,703
1,170,000	1.50%, 2/25/36, Callable 5/25/23 @ 100 *(b)	851,537
		5,959,341
Federal Home Loan Mortgage Corporation
882,926	Series 4893, 2.50%, 5/15/49	769,454
Federal National Mortgage Association
852,341	Series 2018-94, 3.50%, 1/25/49	790,366
469,818	Series 2022-35, 4.00%, 3/25/47	449,795
		1,240,161
Total U.S. Government Agency Securities (Cost $16,590,506)		14,984,697

U.S. Treasury Obligations (28.1%)
U.S. Treasury Bonds
5,704,000	1.75%, 8/15/41	3,942,667
10,831,000	3.13%, 8/15/44	9,241,043
		13,183,710
U.S. Treasury Notes
3,915,000	3.13%, 8/31/29	3,696,005
8,156,000	4.13%, 9/30/27	8,112,034
5,233,000	4.13%, 11/15/32	5,311,495
3,017,000	4.25%, 9/30/24	2,982,823
		20,102,357
Total U.S. Treasury Obligations (Cost $34,596,470)		33,286,067

Investment in Affiliates (5.5%)
6,523,358	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(d)	6,523,358
Total Investment in Affiliates (Cost $6,523,358)		6,523,358

Total Investments (Cost $130,153,969) — 99.7%		117,980,413
Other assets in excess of liabilities — 0.3%		387,435
Net Assets - 100.0%		$118,367,848

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2023 (Unaudited)	Concluded

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—” are either 0 or round to less than 1.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities† (21.9%)
Prime Fixed Mortgage Backed Securities (3.2%)
$355,184	Brean Asset Backed Securities Trust, Series 2021- RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$213,111
U.S. Government Agency Mortgage Backed Securities (18.7%)
90,000	Fannie Mae, 2.13%, 4/24/26	83,811
307,400	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	296,195
166,760	Fannie Mae, 5.50%, 12/1/52, Pool #MA4842	166,669
246,267	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	231,118
208,370	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	204,855
267,670	Government National Mortgage Assoc., 3.50%, 10/20/52, Pool #MA8345	246,117
		1,228,765
Total Mortgage Backed Securities (Cost $1,554,887)		1,441,876

Corporate Bonds (52.2%)
Aerospace & Defense (5.3%)
180,000	Embraer Netherlands Finance BV, 5.40%, 2/1/27	171,711
90,000	Howmet Aerospace, Inc., 5.90%, 2/1/27	89,602
90,000	The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27 @ 100 *	88,640
		349,953
Automobiles (1.7%)
90,000	Ford Motor Co., 3.25%, 2/12/32, Callable 11/12/31 @ 100 *	68,021
45,000	General Motors Co., 5.40%, 10/15/29, Callable 8/15/29 @ 100 *	43,264
		111,285
Banks (8.0%)
90,000	Bank of America Corp., 3.42% (US0003M + 104 bps), 12/20/28, Callable 12/20/27 @ 100 *	81,934
90,000	Bank of America Corp., 5.56% (US0003M + 79 bps), 3/5/24	90,000
90,000	Citigroup, Inc., 4.60%, 3/9/26	87,624
90,000	JPMorgan Chase & Co., 3.63%, 12/1/27, Callable 12/1/26 @ 100 *	83,990
90,000	JPMorgan Chase & Co., 6.40%, 5/15/38	98,383
90,000	Wachovia Corp., 5.50%, 8/1/35	88,325
		530,256
Capital Markets (5.2%)
180,000	Morgan Stanley, 4.43% (US0003M + 163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN *	169,429
90,000	The Goldman Sachs Group, Inc., 4.25%, 10/21/25	87,170
90,000	The Goldman Sachs Group, Inc., 5.20% (SOFR + 82 bps), 9/10/27, Callable 9/10/26 @ 100 *	88,150
		344,749
Chemicals (2.8%)
200,000	Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27, Callable 7/4/27 @ 100 *(b)	185,500
Construction Materials (3.0%)
200,000	Celulosa Arauco y Constitucion SA, 4.50%, 8/1/24, Callable 5/1/24 @ 100 *	196,139
Diversified Telecommunication Services (2.8%)
90,000	AT&T, Inc., 5.92% (US0003M + 118 bps), 6/12/24	90,933
90,000	Verizon Communications, Inc., 5.96% (US0003M + 110 bps), 5/15/25, Callable 3/15/25 @ 100 *	91,395
		182,328
Health Care Providers & Services (1.3%)
90,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100 *	86,017

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Hotels, Restaurants & Leisure (2.9%)
$200,000	Arcos Dorados BV, 6.13%, 5/27/29, Callable 5/27/26 @ 103 *(b)	$190,900
Metals & Mining (6.6%)
90,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102 *(b)	81,918
90,000	Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 102 *	75,895
90,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102 *	81,506
200,000	Indonesia Asahan Aluminium Persero PT, 4.75%, 5/15/25, Callable 4/15/25 @ 100 *(b)	195,780
		435,099
Oil, Gas & Consumable Fuels (6.5%)
90,000	Kinder Morgan Energy Partners LP, 5.63%, 9/1/41	82,132
90,000	Occidental Petroleum Corp., 6.13%, 1/1/31, Callable 7/1/30 @ 100 *	90,323
180,000	Petroleos Mexicanos, 6.50%, 3/13/27	163,756
90,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104 *	92,362
		428,573
Road & Rail (0.6%)
45,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100 *	41,959
Sovereign Bond (3.0%)
200,000	Corp. Andina de Fomento, 4.75%, 4/1/26	196,682
Specialty Retail (0.7%)
45,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	42,824
Technology Hardware, Storage & Peripherals (0.6%)
45,000	Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @ 100 *	38,156
Wireless Telecommunication Services (1.2%)
90,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 102 *	79,415
Total Corporate Bonds (Cost $3,417,776)		3,439,835

U.S. Government Agency Securities (1.3%)
Federal Home Loan Banks
90,000	3.25%, 11/16/28	85,564
Total U.S. Government Agency Securities (Cost $85,044)		85,564

U.S. Treasury Obligations (21.6%)
U.S. Treasury Bonds
250,000	1.88%, 2/15/51	162,373
130,000	4.50%, 2/15/36	138,582
220,000	4.75%, 2/15/41	240,023
		540,978
U.S. Treasury Notes
360,000	1.13%, 2/28/27	318,699
180,000	2.00%, 8/15/25	169,137
170,000	2.38%, 5/15/29	153,790
260,000	2.88%, 5/15/32	238,956
		880,582
Total U.S. Treasury Obligations (Cost $1,400,719)		1,421,560

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2023 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Investment in Affiliates (2.5%)
166,175	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(c)	$166,175

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investment in Affiliates (Cost $166,176)		$166,175

Total Investments (Cost $6,624,602) — 99.5%		6,555,010
Other assets in excess of liabilities — 0.5%		34,548
Net Assets - 100.0%		$6,589,558

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2023, illiquid securities were 3.2% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds (101.7%)
Alaska (3.1%)
$700,000	City of Valdez Alaska Revenue, 2.03%, 12/1/29, Continuously Callable @100, Exxon Mobil Corp.(a)	$700,000
Florida (3.3%)
750,000	County of Palm Beach Revenue, 2.88%, 7/1/32, Callable 4/3/23 @ 100, Northern Trust Co.*(a)	750,000
Illinois (7.5%)
300,000	Cook County School District No 81 Schiller Park, GO, 5.00%, 12/1/23	303,927
170,000	Grundy Kendall & Will Counties Community High School District No 111 Minooka, GO, 4.00%, 5/1/23	170,139
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	199,207
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGM	344,371
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	248,668
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/23	175,143
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23, AGM	253,129
		1,694,584
Indiana (2.2%)
500,000	Indianapolis-Marion County Public Library, GO, 3.00%, 7/1/23, ST INTERCEPT	498,288
Iowa (2.2%)
510,000	East Mills Community School District, GO, 5.00%, 5/1/23, BAM	511,451
Kansas (4.0%)
155,000	City of Olathe KS, GO, Series 233, 3.00%, 10/1/23	154,659
750,000	Wyandotte County-Kansas City Unified Government, 4.25%, 4/1/24, Continuously Callable @100	754,049
		908,708
Kentucky (10.6%)
885,000	Kentucky Interlocal School Transportation Association, Certificate participation, 1.25%, 3/1/23, ST INTERCEPT	884,928
555,000	Kentucky State Property & Building Commission Revenue, 5.00%, 8/1/23	558,584
615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23, ST INTERCEPT	609,268
355,000	Pulaski County School District Finance Corp. Revenue, 3.00%, 4/1/23, ST INTERCEPT	355,076
		2,407,856
Michigan (3.2%)
150,000	Central Michigan University Revenue, 5.00%, 10/1/23	151,274
295,000	Charter Township of Brownstown MI, GO, 4.00%, 5/1/23	295,290
285,000	City of Gibraltar MI, GO, 3.00%, 11/1/23, BAM	284,136
		730,700
Mississippi (3.5%)
800,000	Mississippi Business Finance Corp. Revenue, Series C, 2.05%, 12/1/30, Callable 4/3/23 @ 100, Chevron*(a)	800,000

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Missouri (2.1%)
$185,000	Nixa Public Schools, Certificate participation, 4.00%, 4/1/23	$185,222
300,000	Polk County Reorganized School District No 1, GO, 4.00%, 3/1/23	300,006
		485,228
Nevada (2.3%)
525,000	Washoe County School District, GO, Series A, 5.00%, 6/1/23	527,368
North Dakota (0.9%)
200,000	City of Horace ND, GO, 3.00%, 5/1/23	199,200
Ohio (30.0%)
180,000	American Municipal Power, Inc. Revenue, 2.00%, 3/2/23	179,983
350,000	American Municipal Power, Inc. Revenue, 3.50%, 6/22/23	349,516
350,000	American Municipal Power, Inc. Revenue, 4.25%, 10/27/23	350,042
1,000,000	City of Brecksville OH, GO, 4.00%, 9/21/23	1,001,167
300,000	City of Garfield Heights OH, GO, 3.88%, 6/15/23	299,526
305,000	City of Huber Heights OH, GO, 5.00%, 11/14/23	307,193
375,000	City of Trenton OH, GO, 4.00%, 11/7/23	375,123
279,000	City of Vandalia OH, GO, 3.75%, 8/23/23	278,632
500,000	City of Willoughby OH, GO, 5.00%, 8/10/23	503,216
500,000	County of Lucas OH, GO, 3.88%, 10/13/23	500,925
645,000	County of Miami OH, GO, 3.25%, 7/27/23	642,519
600,000	County of Trumbull OH, GO, 3.63%, 7/20/23	598,851
405,000	Township of Blendon OH, GO, 5.00%, 11/16/23	407,935
525,000	Village of Bratenahl OH, GO, 3.25%, 8/10/23	522,182
500,000	Village of Oakwood OH / Cuyahoga County, GO, 4.00%, 9/14/23	500,885
		6,817,695
Pennsylvania (2.6%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	583,297
Rhode Island (1.3%)
300,000	Rhode Island Health And Educational Building Corp., GO, 4.00%, 5/15/23, AGM	300,356
Tennessee (5.5%)
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	254,989
1,000,000	Montgomery County Public Building Authority Revenue, 2.81%, 11/1/27, Callable 4/1/23 @ 100, Bank of America*(a)	1,000,000
		1,254,989
Texas (14.8%)
680,000	Austin Texas Hotel Occupancy Tax Revenue, 2.77%, 11/15/29, Continuously Callable @100, JPM(a)	680,000
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	193,111
300,000	City of Edinburg Texas, GO, 5.00%, 3/1/23, AGM	300,015
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	100,248
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	100,248
220,000	City of Talty TX, GO, 3.00%, 3/15/23, AGM	220,010
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGM	180,004
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%, 9/1/23, AGM	220,662
375,000	Harris County Municipal Utility District No 278, GO, 4.00%, 9/1/23, BAM	376,184
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	448,758

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2023 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$250,000	Kaufman County Municipal Utility District No 14, GO, 2.00%, 3/1/23, AGM	$249,984
300,000	San Patricio Municipal Water District Revenue, 3.00%, 7/10/23, AGM	299,399
		3,368,623
Washington (1.5%)
340,000	State of Washington, Certificate Participation, Series B, 5.00%, 7/1/23	341,969

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin (1.1%)
$250,000	County of Eau Claire WI, GO, Series A, 4.00%, 9/1/23	251,035
Total Municipal Bonds (Cost $23,263,226)		23,131,347

Investment in Affiliates (0.4%)
80,814	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(b)	80,814
Total Investment in Affiliates (Cost $80,814)		80,814

Total Investments (Cost $23,344,040) — 102.1%		23,212,161
Liabilities in excess of other assets — (2.1)%		(487,447)
Net Assets - 100.0%		$22,724,714

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 28, 2023.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
JPM	J.P. Morgan Chase Bank

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Common Stocks (95.7%)
Aerospace & Defense (0.7%)
334	Mercury Systems, Inc.(a)	$17,482
Air Freight & Logistics (1.9%)
28	Expeditors International of Washington, Inc.	2,928
839	Gxo Logistics, Inc.(a)	41,589
		44,517
Auto Components (0.6%)
292	BorgWarner, Inc.	14,682
Banks (3.2%)
2,289	Regions Financial Corp.	53,380
122	Webster Financial Corp.	6,481
65	Wintrust Financial Corp.	5,988
213	Zions Bancorp.	10,782
		76,631
Biotechnology (2.5%)
136	Exact Sciences Corp.(a)	8,477
505	Neurocrine Biosciences, Inc.(a)	52,065
		60,542
Capital Markets (5.0%)
151	Affiliated Managers Group, Inc.	24,071
665	Janus Henderson Group PLC.	18,261
226	LPL Financial Holdings, Inc.	56,400
39	MSCI, Inc.	20,364
		119,096
Chemicals (2.0%)
52	Albemarle Corp.	13,224
305	Celanese Corp., Class A	35,450
		48,674
Commercial Services & Supplies (0.3%)
126	Stericycle, Inc.(a)	6,008
Communications Equipment (3.4%)
198	Arista Networks, Inc.(a)	27,463
987	Lumentum Holdings, Inc.(a)	53,110
		80,573
Construction & Engineering (0.4%)
276	MDU Resources Group, Inc.	8,791
Containers & Packaging (2.7%)
491	AptarGroup, Inc.	57,310
106	Ball Corp.	5,958
		63,268
Diversified Financial Services (0.9%)
272	Voya Financial, Inc.	20,261
Diversified Telecommunication Services (0.1%)
104	Frontier Communications Parent, Inc.(a)	2,845
Electric Utilities (2.3%)
107	Alliant Energy Corp.	5,486
766	Xcel Energy, Inc.	49,461
		54,947
Electrical Equipment (2.6%)
202	Acuity Brands, Inc.	39,180
507	nVent Electric PLC	23,241
		62,421
Electronic Equipment, Instruments & Components (0.6%)
74	CDW Corp.	14,979
Energy Equipment & Services (1.9%)
1,447	Baker Hughes Co.	44,278
Entertainment (1.6%)
341	Electronic Arts, Inc.	37,831
Equity Real Estate Investment Trusts (REITs) (5.1%)
251	Essex Property Trust, Inc.	57,243
1,573	Healthpeak Properties, Inc.	37,847
946	Omega Healthcare Investors, Inc.	25,343
		120,433

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Food & Staples Retailing (0.6%)
74	Casey’s General Stores, Inc.	$15,388
Food Products (3.0%)
325	Conagra Brands, Inc.	11,833
276	Darling Ingredients, Inc.(a)	17,463
646	Kellogg Co.	42,597
		71,893
Health Care Equipment & Supplies (3.6%)
366	Hologic, Inc.(a)	29,148
325	ICU Medical, Inc.(a)	55,458
		84,606
Health Care Providers & Services (2.4%)
97	Encompass Health Corp.	5,482
159	Guardant Health, Inc.(a).	4,912
1,316	Oak Street Health, Inc.(a)	46,586
		56,980
Hotels, Restaurants & Leisure (1.9%)
227	Aramark	8,354
24	Chipotle Mexican Grill, Inc.(a)	35,786
		44,140
Household Products (2.0%)
310	The Clorox Co.	48,186
Independent Power and Renewable Electricity Producers (0.7%)
684	The AES Corp.	16,881
Insurance (6.3%)
386	Axis Capital Holdings, Ltd.	23,438
85	Principal Financial Group, Inc.	7,612
63	Reinsurance Group of America, Inc.	9,102
733	The Hartford Financial Services Group, Inc.	57,379
1,145	Unum Group	51,010
		148,541
Internet & Direct Marketing Retail (1.5%)
289	Etsy, Inc.(a)	35,087
IT Services (3.7%)
442	Akamai Technologies, Inc.(a)	32,089
1,162	Genpact, Ltd.	55,462
		87,551
Life Sciences Tools & Services (2.6%)
239	Repligen Corp.(a)	41,674
67	West Pharmaceutical Services, Inc.	21,241
		62,915
Machinery (4.6%)
1,253	Gates Industrial Corp. PLC(a)	17,592
574	Otis Worldwide Corp.	48,572
243	The Timken Co.	20,765
205	The Toro Co.	22,640
		109,569
Media (1.3%)
110	New York Times Co.	4,235
769	The Interpublic Group of Cos., Inc.	27,330
		31,565
Multiline Retail (2.0%)
1,309	Kohl’s Corp.	36,705
617	Nordstrom, Inc.	12,019
		48,724
Multi-Utilities (1.4%)
480	CenterPoint Energy, Inc.	13,354
321	Public Service Enterprise Group, Inc.	19,398
		32,752
Oil, Gas & Consumable Fuels (3.9%)
233	Cheniere Energy, Inc.	36,660
1,669	EQT Corp.	55,378
		92,038

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2023 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Professional Services (3.5%)
107	Leidos Holdings, Inc.	$10,386
406	ManpowerGroup, Inc.	34,461
270	Science Applications International Corp.	28,793
52	Verisk Analytics, Inc.	8,898
		82,538
Real Estate Management & Development (0.7%)
97	Jones Lang LaSalle, Inc.(a)	16,923
Semiconductors & Semiconductor Equipment (0.9%)
272	ON Semiconductor Corp.(a)	21,056
Software (6.6%)
332	Dropbox, Inc., Class A(a)	6,773
580	Fortinet, Inc.(a)	34,475
184	Hubspot, Inc.(a)	71,182
1,059	Teradata Corp.(a)	43,165
		155,595
Specialty Retail (1.2%)
59	RH(a)	17,643
90	Ross Stores, Inc.	9,948
		27,591

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Technology Hardware, Storage & Peripherals (0.5%)
433	HP, Inc.	$12,782
Textiles, Apparel & Luxury Goods (1.6%)
27	Deckers Outdoor Corp.(a)	11,241
627	Tapestry, Inc.	27,281
		38,522
Trading Companies & Distributors (0.7%)
379	Air Lease Corp.	16,403
Water Utilities (0.7%)
112	American Water Works Co., Inc.	15,723
Total Common Stocks (Cost $2,127,617)		2,272,208

Investment in Affiliates (2.8%)
65,951	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(b)	65,951
	Total Investment in Affiliates (Cost $65,951)	65,951

Total Investments (Cost $2,193,568) — 98.5%	2,338,159
Other assets in excess of liabilities — 1.5%	35,784
Net Assets - 100.0%	$2,373,943

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (48.1%)
Aerospace & Defense (2.4%)
2,274	General Dynamics Corp.	$518,267
1,371	Raytheon Technologies Corp.	134,482
		652,749
Airlines (0.0%^)
10	Southwest Airlines Co.	336
Auto Components (0.3%)
9	BorgWarner, Inc.	453
28	Gentex Corp.	799
724	Patrick Industries, Inc.	52,743
295	XPEL, Inc.(a)	19,709
		73,704
Banks (0.2%)
17	East West Bancorp, Inc.	1,296
21	JPMorgan Chase & Co.	3,010
25	M&T Bank Corp.	3,882
655	OFG Bancorp.	19,925
436	Pathward Financial, Inc.	22,241
		50,354
Beverages (1.7%)
39	Coca-Cola Consolidated, Inc.	21,717
41	Constellation Brands, Inc., Class A	9,172
100	Monster Beverage Corp.(a)	10,176
1,225	PepsiCo, Inc.	212,574
3,333	The Coca-Cola Co	198,347
		451,986
Biotechnology (2.7%)
1,725	AbbVie, Inc.	265,477
17	Alnylam Pharmaceuticals, Inc.(a)	3,255
7	Biogen, Inc.(a)	1,889
108	Exact Sciences Corp.(a)	6,732
4	Neurocrine Biosciences, Inc.(a)	412
9,832	PTC Therapeutics, Inc.(a)	429,363
30	Vertex Pharmaceuticals, Inc.(a)	8,709
		715,837
Building Products (0.1%)
10	Allegion PLC	1,127
3	Lennox International, Inc.	765
261	Simpson Manufacturing Co, Inc.	28,151
		30,043
Capital Markets (1.5%)
547	Artisan Partners Asset Management, Inc., Class A	18,035
168	BlackRock, Inc.	115,824
194	Houlihan Lokey, Inc.	18,566
28	Intercontinental Exchange, Inc.	2,850
440	Moelis Co., Class A	18,845
1,621	Morgan Stanley	156,427
1	MSCI, Inc.	522
20	Nasdaq, Inc.	1,121
264	Piper Sandler Cos	39,861
246	PJT Partners, Inc., Class A	19,405
6	The Goldman Sachs Group, Inc.	2,110
30	Virtu Financial, Inc., Class A	551
98	Virtus Investment Partners, Inc.	20,622
		414,739
Chemicals (1.1%)
891	AdvanSix, Inc.	36,665
33	Axalta Coating Systems, Ltd.(a)	983
13	CF Industries Holdings, Inc.	1,117
193	Chase Corp.	18,902
23	Corteva, Inc.	1,433
3,178	Dow, Inc.	181,782

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Chemicals, continued:
4	Eastman Chemical Co.	$341
12	Ecolab, Inc.	1,912
441	Hawkins, Inc.	17,935
616	Koppers Holdings, Inc.	22,108
		283,178
Commercial Services & Supplies (0.0%^)
8	Cintas Corp.	3,508
9	Republic Services, Inc.	1,160
		4,668
Communications Equipment (0.6%)
77	Arista Networks, Inc.(a)	10,680
3,291	Cisco Systems, Inc.	159,350
6	F5, Inc.(a)	858
1	Motorola Solutions, Inc.	263
		171,151
Construction & Engineering (1.3%)
3,700	AECOM	319,532
15	MDU Resources Group, Inc.	478
6	Quanta Services, Inc.	968
741	Sterling Infrastructure, Inc.(a)	28,499
		349,477
Construction Materials (0.0%^)
7	Vulcan Materials Co.	1,266
Consumer Finance (0.1%)
15	Discover Financial Services	1,680
470	Enova International, Inc.(a)	22,912
19	OneMain Holdings, Inc.	819
27	Synchrony Financial	964
		26,375
Containers & Packaging (0.5%)
40	Ball Corp.	2,248
25	Berry Global Group, Inc.	1,553
944	Packaging Corp. of America	129,064
		132,865
Diversified Consumer Services (0.0%^)
4	Bright Horizons Family Solutions, Inc.(a)	315
12	Grand Canyon Education, Inc.(a)	1,360
		1,675
Diversified Financial Services (0.0%^)
10	Berkshire Hathaway, Inc., Class B(a)	3,052
14	Voya Financial, Inc.	1,043
		4,095
Diversified Telecommunication Services (0.1%)
1,066	Echostar Corp., Class A(a)	21,277
7	Frontier Communications Parent, Inc.(a)	192
		21,469
Electric Utilities (2.3%)
2,177	American Electric Power Co., Inc.	191,511
2,447	Duke Energy Corp.	230,654
3,608	FirstEnergy Corp.	142,660
228	MGE Energy, Inc.	16,138
73	NextEra Energy, Inc.	5,185
552	Otter Tail Corp.	39,131
41	PPL Corp.	1,110
7	Xcel Energy, Inc.	452
		626,841
Electrical Equipment (0.7%)
9	Acuity Brands, Inc.	1,745
199	Atkore, Inc.(a)	29,058
1,485	Emerson Electric Co.	122,824
166	Encore Wire Corp.	32,040

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Electrical Equipment, continued:
9	Regal-Rexnord Corp.	$1,419
15	Rockwell Automation, Inc.	4,424
		191,510
Electronic Equipment, Instruments & Components (0.6%)
146	Amphenol Corp., Class A	11,318
14	CDW Corp.	2,834
3,565	Corning, Inc.	121,032
66	Keysight Technologies, Inc.(a)	10,557
368	Sanmina Corp.(a)	22,249
		167,990
Energy Equipment & Services (0.4%)
3,187	Baker Hughes Co.	97,522
105	Schlumberger NV	5,587
		103,109
Entertainment (0.0%^)
5	Take-Two Interactive Software, Inc.(a)	548
21	The Walt Disney Co.(a)	2,092
		2,640
Equity Real Estate Investment Trusts (REITs) (0.8%)
64	American Homes 4 Rent, Class A	1,985
71	CubeSmart	3,336
16	Equity LifeStyle Properties, Inc.	1,096
11	Lamar Advertising Co., Class A	1,150
17	Life Storage, Inc.	2,049
48	Omega Healthcare Investors, Inc.	1,286
551	PotlatchDeltic Corp.	25,434
9	SL Green Realty Corp.	307
5,014	STAG Industrial, Inc.	168,671
10	Sun Communities, Inc.	1,431
676	Tanger Factory Outlet Centers, Inc.	12,770
11	Weyerhaeuser Co.	344
		219,859
Food & Staples Retailing (0.2%)
62	Albertsons Cos., Inc., Class A	1,233
7	Costco Wholesale Corp.	3,389
376	Ingles Markets, Inc., Class A	33,615
578	SpartanNash Co.	15,467
		53,704
Food Products (1.6%)
12	Ingredion, Inc.	1,193
5	Kellogg Co.	329
4,198	Lamb Weston Holdings, Inc.	422,487
91	Lancaster Colony Corp.	17,470
6	Post Holdings, Inc.(a)	540
7	The J M Smucker Co.	1,035
		443,054
Gas Utilities (0.1%)
138	Chesapeake Utilities Corp.	17,676
9	National Fuel Gas Co.	516
189	ONE Gas, Inc.	15,150
		33,342
Health Care Equipment & Supplies (0.6%)
24	Abbott Laboratories	2,441
10	Hologic, Inc.(a)	796
3	IDEXX Laboratories, Inc.(a)	1,420
32	Inspire Medical Systems, Inc.(a)	8,318
23	Insulet Corp.(a)	6,356
1,497	Medtronic PLC	123,952
14	QuidelOrtho Corp.(a)	1,217
325	STAAR Surgical Co.(a)	18,002
11	Stryker Corp	2,892

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Health Care Equipment & Supplies, continued:
1	Teleflex, Inc.	$238
		165,632
Health Care Providers & Services (2.3%)
300	AMN Healthcare Services, Inc.(a)	27,003
2,018	Cardinal Health, Inc.	152,783
2	Chemed Corp.	1,043
6	Elevance Health, Inc.	2,818
512	Fulgent Genetics, Inc.(a)	16,788
11	Laboratory Corp. of America Holdings	2,633
1,000	McKesson Corp.	349,810
479	National Research Corp.	21,632
755	Select Medical Holdings Corp.	20,528
195	The Ensign Group, Inc.	17,449
		612,487
Health Care Technology (0.1%)
626	Computer Programs & System, Inc.(a)	18,786
18	Definitive Healthcare Corp.(a)	206
67	Teladoc Health, Inc.(a)	1,775
8	Veeva Systems, Inc., Class A(a)	1,325
		22,092
Hotels, Restaurants & Leisure (0.6%)
35	Airbnb, Inc., Class A(a)	4,315
2	Chipotle Mexican Grill, Inc.(a)	2,982
2	Darden Restaurants, Inc.	286
8	Domino’s Pizza, Inc.	2,352
1,210	Everi Holdings, Inc.(a)	22,978
3	Expedia Group, Inc.(a)	327
482	McDonald’s Corp.	127,205
22	Starbucks Corp.	2,246
3	Vail Resorts, Inc.	700
		163,391
Household Durables (0.0%^)
19	Lennar Corp., Class A	1,838
Household Products (0.5%)
462	Central Garden & Pet Co.(a)	18,711
21	Church & Dwight Co., Inc.	1,760
5	The Clorox Co.	777
791	The Procter & Gamble Co.	108,810
		130,058
Independent Power and Renewable Electricity Producers (0.0%^)
68	The AES Corp.	1,678
Industrial Conglomerates (0.0%^)
14	Honeywell International, Inc.	2,681
Insurance (0.1%)
5	Aflac, Inc.	341
469	American Equity Investment Life Holding Co.	19,534
33	American International Group, Inc.	2,016
13	Fidelity National Financial, Inc.	518
22	Prudential Financial, Inc.	2,200
4	The Hanover Insurance Group, Inc.	558
14	The Hartford Financial Services Group, Inc.	1,096
56	Unum Group	2,495
		28,758
Interactive Media & Services (0.1%)
14	Alphabet, Inc., Class A(a)	1,261
17	Alphabet, Inc., Class C(a)	1,535
600	Yelp, Inc.(a)	18,012
		20,808
Internet & Direct Marketing Retail (0.0%^)
37	Amazon.com, Inc.(a)	3,486

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Internet & Direct Marketing Retail, continued:
9	Etsy, Inc.(a)	$1,093
		4,579
IT Services (0.4%)
9	Accenture PLC, Class A	2,390
393	CSG Systems International, Inc.	22,086
45	DXC Technology Co.(a)	1,248
3	EPAM Systems, Inc.(a)	923
1,119	International Money Express, Inc.(a)	28,590
9	Mastercard, Inc., Class A	3,198
1,051	The Hackett Group, Inc.	19,591
507	TTEC Holdings, Inc.	20,412
2	VeriSign, Inc.(a)	394
		98,832
Leisure Products (0.0%^)
11	Hasbro, Inc.	605
Life Sciences Tools & Services (0.2%)
1	Agilent Technologies, Inc.	142
6	Charles River Laboratories International, Inc.(a)	1,316
28	Danaher Corp.	6,931
38	IQVIA Holdings, Inc.(a)	7,922
88	Medpace Holdings, Inc.(a)	17,061
1	Mettler-Toledo International, Inc.(a)	1,434
201	Stevanato Group SpA	4,372
6	Thermo Fisher Scientific, Inc.	3,251
5	Waters Corp.(a)	1,554
		43,983
Machinery (1.3%)
38	Allison Transmission Holdings, Inc.	1,805
13	Graco, Inc.	904
3	IDEX Corp.	675
355	Mueller Industries, Inc.	26,259
1	Parker-Hannifin Corp.	352
3	Snap-on, Inc.	746
12	The Timken Co.	1,025
11	The Toro Co.	1,215
3,000	Westinghouse Air Brake Technologies Corp.	312,990
		345,971
Marine (0.1%)
381	Matson, Inc.	25,340
Media (0.3%)
930	AMC Networks, Inc., Class A(a)	20,795
163	DISH Network Corp., Class A(a)	1,860
392	John Wiley & Sons, Inc., Class A	17,440
407	TechTarget, Inc.(a)	15,356
58	The Interpublic Group of Cos., Inc.	2,061
968	Thryv Holdings, Inc.(a)	23,077
		80,589
Metals & Mining (3.8%)
372	Commercial Metals Co.	19,251
11,100	Freeport-McMoRan, Inc.	454,767
11,806	Newmont Corp.	514,860
9	Reliance Steel & Aluminum Co.	2,231
1,963	TimkenSteel Corp.(a)	35,903
		1,027,012
Mortgage Real Estate Investment Trusts (REITs) (0.0%^)
182	AGNC Investment Corp.	1,978
Multiline Retail (0.1%)
57	Dillard’s, Inc., Class A	20,315
Multi-Utilities (0.1%)
282	NorthWestern Corp.	16,294
33	Public Service Enterprise Group, Inc.	1,994

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Multi-Utilities, continued:
300	Unitil Corp.	$16,296
18	WEC Energy Group, Inc.	1,596
		36,180
Oil, Gas & Consumable Fuels (5.2%)
1,272	Callon Petroleum Co.(a)	49,303
5	Cheniere Energy, Inc.	787
346	Chord Energy Corp.	46,579
5,252	Coterra Energy, Inc.	131,142
9,709	Devon Energy Corp.	523,509
20	EQT Corp.	664
2,041	Magnolia Oil & Gas Corp., Class A	44,596
401	Matador Resources Co.	21,570
2,910	ONEOK, Inc.	190,459
668	PBF Energy, Inc., Class A	29,198
2,079	Phillips 66	213,222
673	Pioneer Natural Resources Co.	134,876
		1,385,905
Personal Products (0.1%)
150	Medifast, Inc.	16,820
345	USANA Health Sciences, Inc.(a)	20,969
		37,789
Pharmaceuticals (4.6%)
2,499	AstraZeneca PLC ADR	162,885
1,415	Innoviva, Inc.(a)	17,079
4,924	Johnson & Johnson	754,651
2,406	Merck & Co., Inc.	255,613
302	Prestige Consumer Healthcare, Inc.(a)	18,196
505	Supernus Pharmaceuticals, Inc.(a)	18,983
54	Viatris, Inc.	616
17	Zoetis, Inc.	2,839
		1,230,862
Professional Services (0.1%)
24	Jacobs Solutions, Inc.	2,868
412	Kforce, Inc.	25,746
9	Robert Half International, Inc.	726
		29,340
Real Estate Management & Development (0.3%)
1,152	Cushman & Wakefield PLC(a)	14,907
707	Marcus & Millichap, Inc.	24,300
1,529	Newmark Group, Inc., Class A	12,263
633	RE/MAX Holdings, Inc.	11,704
910	The RMR Group, Inc., Class A	25,607
		88,781
Road & Rail (0.2%)
293	ArcBest Corp.	28,187
9	Old Dominion Freight Line, Inc.	3,053
216	Uber Technologies, Inc.(a)	7,184
12	Union Pacific Corp.	2,487
		40,911
Semiconductors & Semiconductor Equipment (0.7%)
867	Amkor Technology, Inc.	22,334
261	Broadcom, Inc.	155,110
13	Microchip Technology, Inc.	1,053
19	NXP Semiconductors NV	3,391
21	Qorvo, Inc.(a)	2,119
8	Texas Instruments, Inc.	1,371
		185,378
Software (0.5%)
13	Cadence Design Systems, Inc.(a)	2,508
368	CommVault Systems, Inc.(a)	21,668
40	Fortinet, Inc.(a)	2,378

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Software, continued:
5	Intuit, Inc.	$2,036
8	Manhattan Associates, Inc.(a)	1,150
20	Microsoft Corp.	4,988
59	Palo Alto Networks, Inc.(a)	11,114
456	Progress Software Corp.	26,193
197	Qualys, Inc.(a)	23,275
42	Splunk, Inc.(a)	4,305
170	SPS Commerce, Inc.(a)	25,609
1	Synopsys, Inc.(a)	364
128	Tenable Holdings, Inc.(a)	5,661
20	Teradata Corp.(a)	815
7	Zscaler, Inc.(a)	918
		132,982
Specialty Retail (0.9%)
108	Asbury Automotive Group, Inc.(a)	24,527
16	AutoNation, Inc.(a)	2,184
1	AutoZone, Inc.(a)	2,487
105	Group 1 Automotive, Inc.	23,212
11	Lowe’s Cos., Inc.	2,263
619	OneWater Marine, Inc.(a)	17,221
3	O’Reilly Automotive, Inc.(a)	2,490
767	Shoe Carnival, Inc.	20,210
374	The Home Depot, Inc.	110,906
84	Winmark Corp.	24,528
		230,028
Technology Hardware, Storage & Peripherals (1.6%)
43	Apple, Inc.	6,339
15,222	Pure Storage, Inc.(a)	434,436
		440,775
Textiles, Apparel & Luxury Goods (0.0%^)
15	Lululemon Athletica, Inc.(a)	4,638
Thrifts & Mortgage Finance (0.1%)
881	NMI Holdings, Inc., Class A(a)	20,563
Trading Companies & Distributors (0.8%)
18	Air Lease Corp.	779
329	Boise Cascade Co.	22,737
2,081	MSC Industrial Direct Co., Inc.	175,886
551	Titan Machinery, Inc.(a)	25,230
2	Watsco, Inc.	610
		225,242
Water Utilities (0.1%)
168	American States Water Co.	15,002
5	American Water Works Co., Inc.	702
		15,704
Wireless Telecommunication Services (3.0%)
5,631	T-Mobile US, Inc.(a)	800,616
Total Common Stocks (Cost $12,450,203)		12,932,337

Asset Backed Securities (4.6%)
$500,000	AFG ABS I LLC, Series 2023-1, Class C, 9.40%, 9/16/30, Callable 2/15/27 @ 100*(b)	499,855
377,019	Centex Home Equity Loan Trust, Series 2005-A, Class M3, 5.44% (US0001M + 83 bps), 1/25/35, Callable 3/25/23 @ 100*	357,350
394,379	CHEC Loan Trust, Series 2004-1, Class A3, 5.62% (US0001M + 100 bps), 7/25/34, Callable 3/25/23 @ 100*(b)	372,678
Total Asset Backed Securities (Cost $1,217,534)		1,229,883

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations (36.1%)
U.S. Treasury Notes
$10,000,000	0.13%, 10/15/23	$9,698,438
Total U.S. Treasury Obligations (Cost $9,691,909)		9,698,438

Investment Companies (2.3%)
15,000	AXS Short Innovation ETF	621,750
Total Investment Companies (Cost $620,550)		621,750

Investment in Affiliates (10.9%)
2,940,967	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(c)	2,940,967
Total Investment in Affiliates (Cost $2,940,967)		2,940,967

Total Investments (Cost $26,921,163) — 102.0%		27,423,375
Liabilities in excess of other assets — (2.0)%		(530,066)
Net Assets - 100.0%		$26,893,309

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2023 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments February 28, 2023 (Unaudited)	World Energy Fund

Shares or Principal Amount	Security Description	Value
Common Stocks (93.0%)
Chemicals (2.0%)
4,000	Albemarle Corp.	$1,017,240
40,000	Livent Corp.(a)	938,000
		1,955,240
Construction & Engineering (1.1%)
25,000	Ameresco, Inc.(a)	1,098,750
Electric Utilities (0.1%)
46	ALLETE, Inc.	2,815
151	Duke Energy Corp.	14,233
24	Eversource Energy	1,809
79	Fortis, Inc.	3,126
11	IDACORP, Inc.	1,137
31	MGE Energy, Inc.	2,194
478	NextEra Energy, Inc.	33,952
66	Otter Tail Corp.	4,679
209	The Southern Co.	13,180
23	Xcel Energy, Inc.	1,485
		78,610
Electrical Equipment (0.9%)
90,000	Vestas Wind Systems A/S ADR	848,700
Energy Equipment & Services (17.7%)
465	Baker Hughes Co.	14,229
85,474	Halliburton Co.	3,096,723
70,000	Noble Corp. PLC(a)	2,918,300
60,729	Schlumberger NV	3,231,390
42,152	Tenaris SA ADR	1,391,438
30,000	Valaris, Ltd.(a)	2,017,500
65,000	Weatherford International PLC(a)	4,330,300
		16,999,880
Gas Utilities (0.0%^)
34	Brookfield Infrastructure Corp., Class A	1,469
20	Chesapeake Utilities Corp.	2,562
81	National Fuel Gas Co.	4,639
		8,670
Independent Power and Renewable Electricity Producers (0.0%^)
132	Ormat Technologies, Inc.	11,156
15	Sunnova Energy International, Inc.(a)	267
86	TransAlta Corp.	696
		12,119
Metals & Mining (1.9%)
30,000	BHP Group, Ltd. ADR	1,829,100
Multi-Utilities (0.1%)
40	CMS Energy Corp.	2,359
496	Dominion Resources, Inc.	27,587
61	DTE Energy Co.	6,692
601	National Grid PLC ADR	37,809
212	Sempra Energy	31,792
36	WEC Energy Group, Inc.	3,192
		109,431
Oil, Gas & Consumable Fuels (67.4%)
95,000	APA Corp.	3,646,100
124,673	BP PLC ADR	4,937,051
70,000	Cameco Corp.	1,913,800
177	Canadian Natural Resources, Ltd.	10,002
13,000	Cheniere Energy, Inc.	2,045,420
276	Chevron Corp.	44,373
39,202	ConocoPhillips	4,051,527
25,000	Devon Energy Corp.	1,348,000
13,000	Diamondback Energy, Inc.	1,827,540
65,844	Enbridge, Inc.	2,470,467
145,000	Eni SpA ADR	4,112,200
90	EOG Resources, Inc.	10,172

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
5,561	Exxon Mobil Corp.	$611,209
26,000	Hess Corp.	3,502,200
22,461	Marathon Petroleum Corp.	2,776,180
90,000	Occidental Petroleum Corp.	5,270,400
27,972	ONEOK, Inc.	1,830,767
4,593	Phillips 66	471,058
6,000	Pioneer Natural Resources Co.	1,202,460
101,399	Shell PLC ADR	6,162,017
130,000	Suncor Energy, Inc.	4,368,000
22,497	TC Energy Corp.	895,606
424	Texas Pacific Land Corp.	754,801
12,423	The Williams Cos., Inc.	373,932
63,386	TotalEnergies SE ADR	3,924,227
25,302	Valero Energy Corp.	3,333,032
120,000	Woodside Energy Group, Ltd. ADR	2,919,600
		64,812,141
Semiconductors & Semiconductor Equipment (1.7%)
5,000	SolarEdge Technologies, Inc.(a)	1,589,600
Water Utilities (0.1%)
282	American States Water Co.	25,183
412	American Water Works Co., Inc.	57,837
38	California Water Service Group	2,175
609	Essential Utilities, Inc.	26,053
49	Middlesex Water Co.	3,748
11	The York Water Co.	478
		115,474
Total Common Stocks (Cost $75,562,937)		89,457,715

Corporate Bonds (5.0%)
Energy Equipment & Services (1.0%)
$400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	375,438
600,000	Valaris, Ltd., 8.25%, 4/30/28, Callable 4/30/23 @ 104 *	612,750
		988,188
Oil, Gas & Consumable Fuels (4.0%)
1,100,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27, Callable 9/15/27 @ 100 *	1,015,449
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100 *	636,558
300,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100 *	297,451
550,000	Matador Resources Co., 5.88%, 9/15/26, Callable 3/23/23 @ 103 *	530,314
400,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104 *	410,500
1,100,000	Shell International Finance BV, 2.75%, 4/6/30, Callable 1/6/30 @ 100 *	964,748
		3,855,020
Total Corporate Bonds (Cost $5,029,704)		4,843,208

Investment in Affiliates (1.6%)
1,583,404	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(c)	1,583,404
Total Investment in Affiliates (Cost $1,583,404)		1,583,404

Total Investments (Cost $82,176,045) — 99.6%		95,884,327
Other assets in excess of liabilities — 0.4%		345,611
Net Assets - 100.0%		$96,229,938

See notes to financial statements.

Schedule of Portfolio Investments February 28, 2023 (Unaudited)	World Energy Fund Concluded

The Adviser has determined that 64.3% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR	American Depositary Receipt

See notes to financial statements.

Schedule of Portfolio Investments February 28, 2023 (Unaudited)	Hedged Income Fund

Shares	Security Description	Value
Common Stocks+ (99.9%)
Aerospace & Defense (2.7%)
10,100	Raytheon Technologies Corp.	$990,709
Beverages (8.7%)
11,900	PepsiCo, Inc.	2,065,007
18,600	The Coca-Cola Co.	1,106,886
		3,171,893
Biotechnology (6.8%)
16,200	AbbVie, Inc.	2,493,180
Capital Markets (5.5%)
1,200	BlackRock, Inc.	827,316
12,200	Morgan Stanley	1,177,300
		2,004,616
Chemicals (3.7%)
23,400	Dow, Inc.	1,338,480
Communications Equipment (3.2%)
24,000	Cisco Systems, Inc.	1,162,080
Containers & Packaging (2.7%)
7,100	Packaging Corp. of America	970,712
Electric Utilities (13.6%)
22,200	American Electric Power Co., Inc.	1,952,934
20,100	Duke Energy Corp.	1,894,626
27,800	FirstEnergy Corp.	1,099,212
		4,946,772
Electrical Equipment (2.5%)
11,000	Emerson Electric Co.	909,810
Electronic Equipment, Instruments & Components (2.4%)
25,900	Corning, Inc.	879,305
Energy Equipment & Services (2.0%)
24,200	Baker Hughes Co.	740,520
Equity Real Estate Investment Trusts (REITs) (1.9%)
21,000	STAG Industrial, Inc.	706,440
Health Care Equipment & Supplies (1.8%)
8,000	Medtronic PLC	662,400
Health Care Providers & Services (3.2%)
15,500	Cardinal Health, Inc.	1,173,505

Shares	Security Description	Value
Common Stocks+, continued:
Hotels, Restaurants & Leisure (2.8%)
3,800	McDonald’s Corp.	$1,002,858
Household Products (2.3%)
6,000	The Procter & Gamble Co.	825,360
Metals & Mining (1.4%)
12,000	Newmont Corp.	523,320
Oil, Gas & Consumable Fuels (13.5%)
38,100	Coterra Energy, Inc.	951,357
21,100	ONEOK, Inc.	1,380,995
15,400	Phillips 66	1,579,424
5,000	Pioneer Natural Resources Co.	1,002,050
		4,913,826
Pharmaceuticals (9.9%)
18,700	AstraZeneca PLC ADR	1,218,866
22,355	Merck & Co., Inc.	2,374,995
		3,593,861
Semiconductors & Semiconductor Equipment (3.3%)
2,000	Broadcom, Inc.	1,188,580
Specialty Retail (2.4%)
2,900	The Home Depot, Inc.	859,966
Trading Companies & Distributors (3.6%)
15,500	MSC Industrial Direct Co., Inc.	1,310,060
Total Common Stocks (Cost $35,201,841)		36,368,253

Purchased Options (1.0%)^
136	American Electric Power Co., Inc.	13,600
120	Duke Energy Corp.	13,800
56	SPDR S&P 500 ETF Trust	342,160
Total Purchased Options (Cost $570,572)		369,560

Investment in Affiliates (1.9%)
687,802	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.44%(a)	687,802
Total Investment in Affiliates (Cost $687,802)		687,802

Total Investments (Cost $36,460,215) — 102.8%		37,425,615
Liabilities in excess of other assets — (2.8)%		(1,013,161)
Net Assets - 100.0%		$36,412,454

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2023.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

At February 28, 2023, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
American Electric Power Co., Inc.	Put	80.00 USD	5/19/23	136	$10,880	$13,600
Duke Energy Corp.	Put	90.00 USD	4/21/23	120	10,800	13,800
SPDR S&P 500 ETF Trust	Put	3650.00 USD	6/30/23	56	204,400	342,160
Total (Cost $570,572)						$369,560

See notes to financial statements.

Schedule of Portfolio Investments February 28, 2023 (Unaudited)	Hedged Income Fund Concluded

At February 28, 2023, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abbvie, Inc.	Call	125.00 USD	8/18/23	6	$750	$(18,480)
Abbvie, Inc.	Call	115.00 USD	1/19/24	90	10,350	(370,260)
AstraZeneca PLC Spons ADR	Call	67.50 USD	6/16/23	187	12,623	(54,230)
BlackRock, Inc.	Call	760.00 USD	3/31/23	12	9,120	(2,448)
Broadcom, Inc.	Call	640.00 USD	3/31/23	20	12,800	(9,400)
Cisco Systems, Inc.	Call	55.00 USD	3/24/23	240	13,200	(720)
Corning, Inc.	Call	37.00 USD	3/31/23	259	9,583	(2,590)
Dow, Inc.	Call	59.00 USD	3/24/23	114	6,726	(9,006)
Emerson Electric Co.	Call	87.50 USD	3/17/23	110	9,625	(2,750)
McDonald’s Corp.	Call	280.00 USD	3/17/23	38	10,640	(570)
Merck Co., Inc.	Call	87.50 USD	6/16/23	150	13,125	(299,250)
Merck Co., Inc.	Call	97.50 USD	6/16/23	35	3,413	(40,075)
Morgan Stanley	Call	100.00 USD	3/31/23	122	12,200	(18,300)
MSC Industrial Direct Co., Inc.	Call	85.00 USD	3/17/23	155	13,175	(19,375)
ONEOK, Inc.	Call	75.00 USD	3/17/23	87	6,525	(87)
ONEOK, Inc.	Call	60.00 USD	7/21/23	124	7,440	(102,300)
PepsiCo, Inc.	Call	185.00 USD	4/21/23	119	22,015	(9,044)
Phillips 66	Call	97.50 USD	5/19/23	144	14,040	(136,800)
Phillips 66	Call	100.00 USD	5/19/23	10	1,000	(8,000)
Raytheon Technologies COR	Call	104.00 USD	3/24/23	101	10,504	(2,525)
STAG Industrial, Inc.	Call	35.00 USD	3/17/23	210	7,350	(6,300)
The Coca-Cola Co.	Call	58.00 USD	3/31/23	186	10,788	(35,712)
The Procter Gamble Co.	Call	145.00 USD	3/3/23	60	8,700	(60)
Total (Premiums $(1,649,781))						$(1,148,282)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statements of Assets and Liabilities for Options Written

Value
Options Written	$(1,148,282)

See notes to financial statements.

Notes to the Financial Statements

February 28, 2023 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 28, 2023, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Income Fund, which is non-diversified. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The Mid Cap Diverse Leadership Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 28, 2023, of each Fund’s investments in the fair value hierarchy:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
Repurchase Agreements	$—	$805,000,000	$—	$805,000,000
Investment Companies	97,420,537	—	—	97,420,537
Total Investments	97,420,537	805,000,000	—	902,420,537

Government Securities Money Market Fund
U.S. Government Agency Securities	—	914,999,944	—	914,999,944
Repurchase Agreements	—	1,335,000,000	—	1,335,000,000
Investment Companies	193,182,832	—	—	193,182,832
Total Investments	193,182,832	2,249,999,944	—	2,443,182,776

Notes to the Financial Statements

February 28, 2023 (Unaudited)

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Limited Duration Fund
Asset Backed Securities	$—	$11,483,572	$—	$11,483,572
Mortgage Backed Securities[1]	—	12,514,474	—	12,514,474
Corporate Bonds[2]	—	5,507,260	—	5,507,260
Taxable Municipal Bonds[3]	—	1,223,042	—	1,223,042
U.S. Government Agency Securities	—	2,866,036	—	2,866,036
U.S. Treasury Obligations	—	3,467,536	—	3,467,536
Investment in Affiliates	2,652,779	—	—	2,652,779
Total Investments	2,652,779	37,061,920	—	39,714,699

Moderate Duration Fund
Asset Backed Securities	—	2,096,375	—	2,096,375
Mortgage Backed Securities[1]	—	2,102,940	—	2,102,940
Corporate Bonds[2]	—	3,417,700	—	3,417,700
Taxable Municipal Bonds[3]	—	1,229,218	—	1,229,218
U.S. Government Agency Securities	—	1,460,472	—	1,460,472
U.S. Treasury Obligations	—	3,346,719	—	3,346,719
Investment in Affiliates	1,327,286	—	—	1,327,286
Total Investments	1,327,286	13,653,424	—	14,980,710

Bond Fund
Asset Backed Securities	—	15,591,709	—	15,591,709
Mortgage Backed Securities[1]	—	12,613,254	—	12,613,254
Corporate Bonds[2]	—	24,759,675	—	24,759,675
Taxable Municipal Bonds[3]	—	10,221,653	—	10,221,653
U.S. Government Agency Securities	—	14,984,697	—	14,984,697
U.S. Treasury Obligations	—	33,286,067	—	33,286,067
Investment in Affiliates	6,523,358	—	—	6,523,358
Total Investments	6,523,358	111,457,055	—	117,980,413

Strategic Enhanced Yield Fund
Mortgage Backed Securities[1]	—	1,441,876	—	1,441,876
Corporate Bonds[2]	—	3,439,835	—	3,439,835
U.S. Government Agency Securities	—	85,564	—	85,564
U.S. Treasury Obligations	—	1,421,560	—	1,421,560
Investment in Affiliates	166,175	—	—	166,175
Total Investments	166,175	6,388,835	—	6,555,010

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	23,131,347	—	23,131,347
Investment in Affiliates	80,814	—	—	80,814
Total Investments	80,814	23,131,347	—	23,212,161

Mid Cap Diverse Leadership Fund
Common Stocks[2]	2,272,208	—	—	2,272,208
Investment in Affiliates	65,951	—	—	65,951
Total Investments	2,338,159	—	—	2,338,159

Opportunistic Fund
Common Stocks[2]	12,932,337	—	—	12,932,337
Asset Backed Securities	—	1,229,883	—	1,229,883
U.S. Treasury Obligations	—	9,698,438	—	9,698,438
Investment Companies	621,750	—	—	621,750
Investment in Affiliates	2,940,967	—	—	2,940,967
Total Investments	16,495,054	10,928,321	—	27,423,375

World Energy Fund
Common Stocks[2]	89,457,715	—	—	89,457,715
Corporate Bonds[2]	—	4,843,208	—	4,843,208
Investment in Affiliates	1,583,404	—	—	1,583,404
Total Investments	91,041,119	4,843,208	—	95,884,327

Notes to the Financial Statements

February 28, 2023 (Unaudited)

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Hedged Income Fund
Common Stocks[2]	$36,368,253	$—	$—	$36,368,253
Purchased Options	—	369,560	—	369,560
Investment in Affiliates	687,802	—	—	687,802
Written Options	—	(1,148,282)	—	(1,148,282)
Total Investments	37,056,055	(778,722)	—	36,277,333

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending February 28, 2023.

Notes to the Financial Statements

February 28, 2023 (Unaudited)

Options Contracts:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Hedged Income Fund engaged in purchased and written options activity during the period ending February 28, 2023 detailed below.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended February 28, 2023, the monthly average notional amount for written options contracts was $(246) thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of February 28, 2023:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Total Fair Value	and Liabilities Location	Total Fair Value
Equity Risk
Options Contracts		$—	Written Options Contracts	$1,148,282

	Location of Gains/(Losses)	Realized Gains/(Losses)	Change in Net Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation
Primary Risk Exposure	Recognized	Recognized	on Derivatives Recognized
Equity Risk
Options Contracts	Net realized gains/(losses) on written options contracts/Change in net unrealized	$896,195	$(516,556)
appreciation/depreciation on written options contracts

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

Real Estate Investment Trusts:

Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 28, 2023 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	$324,827	$355,184	$213,111

Notes to the Financial Statements

February 28, 2023 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee
	(as a percentage of net	Annual Expense
Fund	assets)	Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%
Ultra Short Tax-Free Income Fund	0.15%	0.35%
Mid Cap Diverse Leadership Fund	0.55%	0.81%
Opportunistic Fund	0.85%	1.00%
World Energy Fund	0.60%	0.90%
Hedged Income Fund	0.80%	1.10%

*	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2023.

Notes to the Financial Statements

February 28, 2023 (Unaudited)

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Annual Administration Fee
(as a percentage of net
Fund	assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Mid Cap Diverse Leadership Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%
Hedged Income Fund	0.08%

Investment Sub-Advisory Services are provided to the Hedged Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Income Fund.

Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC (“LM Capital”) pursuant to an Investment Sub-Advisory Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 28, 2023, Citi was paid $371,833 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives additional fees for its services as fund accountant and CCO which are paid by the Funds.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2023, BOKF received $1,650,273. under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2023.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2023, BOKF received net shareholder servicing fees of $2,148,696. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2023. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Notes to the Financial Statements

February 28, 2023 (Unaudited)

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February 28, 2023 is noted below:

	Fair Value			Fair Value	Shares as of	Dividend
Fund	8/31/22	Purchases	Sales	2/28/23	2/28/23	Income
Limited Duration Fund	$1,667,001	$11,455,750	$(10,469,972)	$2,652,779	2,652,779	$39,754
Moderate Duration Fund	816,231	7,958,452	(7,447,397)	1,327,286	1,327,286	15,695
Bond Fund	6,466,384	39,409,713	(39,352,739)	6,523,358	6,523,358	57,898
Strategic Enhanced Yield Fund	456,996	5,800,928	(6,091,749)	166,175	166,175	9,667
Ultra Short Tax-Free Income Fund	20,027	7,378,579	(7,317,792)	80,814	80,814	6,885
Mid Cap Diverse Leadership Fund	40,468	752,089	(726,606)	65,951	65,951	1,111
Opportunistic Fund	3,531,733	31,768,615	(32,359,381)	2,940,967	2,940,967	120,208
World Energy Fund	712,430	37,090,551	(36,219,577)	1,583,404	1,583,404	33,798
Hedged Income Fund	941,095	7,566,861	(7,820,154)	687,802	687,802	18,417
	$14,652,365	$149,181,538	$(147,805,367)	$16,028,536	16,028,536	$303,433

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2023 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$31,280,211	$70,583,000
Moderate Duration Fund	18,115,835	25,795,581
Bond Fund	134,168,444	111,325,622
Strategic Enhanced Yield Fund	10,049,110	22,422,682
Ultra Short Tax-Free Income Fund	35,822,165	42,691,735
Mid Cap Diverse Leadership Fund	4,190,402	6,224,439
Opportunistic Fund	165,932,816	212,495,585
World Energy Fund	213,524,374	158,147,901
Hedged Income Fund	27,708,239	15,934,396

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2023 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$23,714,652	$30,478,266
Moderate Duration Fund	15,649,873	15,039,044
Bond Fund	107,773,909	71,763,642
Strategic Enhanced Yield Fund	6,381,109	7,029,930

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Diverse Leadership Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which may be subject to higher price volatility and lower trade volumes; as such, the fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

Hedged Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium

Notes to the Financial Statements

February 28, 2023 (Unaudited)

invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.

The outbreak and spread of a novel coronavirus (COVID-19), which was declared a pandemic by the World Health Organization in March of 2020, continues to cause considerable uncertainty for global financial markets and economies. Efforts to limit the spread of COVID-19, including shut-downs, travel restrictions and quarantines resulted in lower consumer activity, diminished demand for a wide range of products and services and disruption in manufacturing and supply chains. These measures could also result in disruptions to the services provided to the Funds. Government actions to mitigate the economic impact of the pandemic led to an expansion of government deficits and debt, the consequences of which are not yet known. The ultimate extent and duration of the pandemic remains difficult to predict, as does the long-term impact on global economies, financial markets, market sectors and market participants. As the situation continues to develop, COVID-19 could adversely affect investment valuation, liquidity and performance for the Funds.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Funds may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At August 31, 2022, the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Limited Duration Fund	$48,886,393	$37,970	$(4,316,850)	$(4,278,880)
Moderate Duration Fund	21,341,004	22,749	(1,676,999)	(1,654,250)
Bond Fund	142,323,282	55,412	(12,494,605)	(12,439,193)
Strategic Enhanced Yield Fund	11,187,485	5,828	(1,150,497)	(1,144,669)
Ultra Short Tax-Free Income Fund	27,890,383	582	(235,808)	(235,226)
Mid Cap Diverse Leadership Fund	2,415,147	235,795	(301,135)	(65,340)
Opportunistic Fund	45,422,763	2,797,611	(2,585,703)	211,908
World Energy Fund	55,920,632	16,993,296	(2,294,950)	14,698,346
Hedged Income Fund	37,625,818	2,536,027	(3,165,137)	(629,110)

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2022 were as follows:

	Distributions Paid From:
	Net				Total
	Investment	Net Long-	Total Taxable	Tax-Exempt	Distributions
2022	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$964,434	$—	$964,434	$—	$964,434
Government Securities Money Market Fund	4,399,373	399	4,399,772	—	4,399,772
Limited Duration Fund	1,166,487	—	1,166,487	—	1,166,487
Moderate Duration Fund	406,575	—	406,575	—	406,575
Bond Fund	2,595,738	—	2,595,738	—	2,595,738
Strategic Enhanced Yield Fund	468,181	—	468,181	—	468,181
Ultra Short Tax-Free Income Fund	2,238	—	2,238	26,555	28,793
Mid Cap Diverse Leadership Fund	94,051	102,348	196,399	—	196,399
Opportunistic Fund	1,285,367	1,109,272	2,394,639	—	2,394,639
World Energy Fund	964,694	—	964,694	—	964,694
Hedged Income Fund	624,482	—	624,482	—	624,482

Notes to the Financial Statements

February 28, 2023 (Unaudited)

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed						Total
	Ordinary	Undistributed			Accumulated	Unrealized	Accumulated
	Income/Tax	Long-Term	Accumulated	Distributions	Capital and	Appreciation/	Earnings/
Fund	Exempt Income	Capital Gains	Earnings	Payable	Other Losses*	(Depreciation)**	(Deficit)
U.S. Treasury Fund	$1,239,074	$—	$1,239,074	$(1,239,063)	$(2,140)	$—	$(2,129)
Government Securities Money Market Fund	3,305,705	—	3,305,705	(3,301,466)	(6,707)	—	(2,468)
Limited Duration Fund	142,911	—	142,911	(88,500)	(5,533,716)	(4,278,880)	(9,758,185)
Moderate Duration Fund	87,480	—	87,480	(36,162)	(5,494,482)	(1,654,250)	(7,097,414)
Bond Fund	272,471	—	272,471	(276,188)	(3,249,136)	(12,439,193)	(15,692,046)
Strategic Enhanced Yield Fund	36,111	—	36,111	(36,034)	(1,099,038)	(1,144,669)	(2,243,630)
Ultra Short Tax-Free Income Fund	14,169	—	14,169	(14,080)	(332)	(235,226)	(235,469)
Mid Cap Diverse Leadership Fund	22,138	145,870	168,008	—	—	(65,340)	102,668
Opportunistic Fund	21,572	—	21,572	—	(8,071,789)	211,908	(7,838,309)
World Energy Fund	247,808	—	247,808	—	(18,591,910)	14,698,346	(3,645,756)
Hedged Income Fund	135,125	—	135,125	—	(1,335,105)	(629,110)	(1,829,090)

*	See below for post-October losses and capital loss carryforwards.

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sale, straddles, and the difference between book and tax amortization methods for premium and market discounts.

At August 31, 2022, the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

Capital loss carryforwards not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
U.S. Treasury Fund	$(2,140)	$–	$(2,140)
Government Securities Money Market Fund	(6,707)	–	(6,707)
Limited Duration Fund	(757,390)	(4,776,326)	(5,533,716)
Moderate Duration Fund	(969,611)	(4,524,871)	(5,494,482)
Bond Fund	(2,134,476)	(1,114,660)	(3,249,136)
Strategic Enhanced Yield Fund	(786,525)	(312,513)	(1,099,038)
Ultra Short Tax-Free Income Fund	(332)	–	(332)
Opportunistic Fund	(8,071,789)	–	(8,071,789)
World Energy Fund	(18,591,910)	–	(18,591,910)
Hedged Income Fund	(1,335,105)	–	(1,335,105)

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

7.	Recent Regulatory Pronouncements:

The SEC adopted Rule 2a-5 under the 1940 Act. Rule 2a-5 governs fair value determinations. The Funds, as applicable, complied with Rule 2a-5 by its compliance date of September 8, 2022. Management believes this rule will not have a significant impact on the Funds’ operations and will not impact the Funds’ beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

8.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2023.

(This page is intentionally left blank.)

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset	Net
	Value,	Investment	Total from
	Beginning of	Income	Investment
	Period	(Loss)	Activities
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2023 (Unaudited)	$1.000	$0.015	$0.015
Year Ended August 31, 2022	1.000	0.002	0.002
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.009	0.009
Service Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.016	0.016
Year Ended August 31, 2022	1.000	0.003	0.003
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.011	0.011
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.017	0.017
Year Ended August 31, 2022	1.000	0.003	0.003
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Select Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.017	0.017
Year Ended August 31, 2022	1.000	0.004	0.004
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
December 26, 2017(d) through August 31, 2018	1.000	0.010	0.010

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset			Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net	Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets	Net Assets	Net Assets(c)

$(0.015)	$—	$(0.015)	$1.000	1.48%	$726,984	0.68%	3.01%	0.68%
(0.002)	—	(0.002)	1.000	0.20%	830,908	0.25%	0.21%	0.67%
—	—	—	1.000	—%	882,438	0.06%	—%	0.68%
(0.010)	—	(0.010)	1.000	0.55%	988,206	0.51%	0.57%	0.67%
(0.020)	—	(0.020)	1.000	1.63%	864,882	0.69%	1.62%	0.69%
(0.009)	—	(0.009)	1.000	0.79%	957,502	0.67%	0.77%	0.67%

(0.016)	—	(0.016)	1.000	1.63%	42,207	0.38%	3.20%	0.68%
(0.003)	—	(0.003)	1.000	0.30%	56,430	0.20%	0.38%	0.67%
—	—	—	1.000	—%	34,447	0.06%	—%	0.68%
(0.010)	—	(0.010)	1.000	0.71%	24,566	0.34%	0.78%	0.67%
(0.020)	—	(0.020)	1.000	1.93%	79,927	0.39%	1.93%	0.69%
(0.011)	—	(0.011)	1.000	1.09%	33,720	0.37%	1.11%	0.67%

(0.017)	—	(0.017)	1.000	1.69%	118,973	0.26%	3.49%	0.43%
(0.003)	—	(0.003)	1.000	0.34%	49,457	0.14%	0.35%	0.42%
—	—	—	1.000	—%	60,980	0.07%	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.81%	82,420	0.24%	0.82%	0.42%
(0.020)	—	(0.020)	1.000	2.05%	94,055	0.27%	2.04%	0.44%
(0.012)	—	(0.012)	1.000	1.21%	97,238	0.25%	1.13%	0.42%

(0.017)	—	(0.017)	1.000	1.73%	10,759	0.18%	3.47%	0.43%
(0.004)	—	(0.004)	1.000	0.37%	10,335	0.13%	0.61%	0.42%
—	—	—	1.000	0.01%	3,105	0.08%	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.88%	37,975	0.17%	0.94%	0.42%
(0.020)	—	(0.020)	1.000	2.14%	58,826	0.19%	2.13%	0.44%
(0.010)	—	(0.010)	1.000	0.99%	51,839	0.17%	1.46%	0.42%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset	Net
	Value,	Investment		Total from
	Beginning of	Income		Investment
	Period	(Loss)		Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2023 (Unaudited)	$1.000	$0.016		$0.016
Year Ended August 31, 2022	1.000	0.003		0.003
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Year Ended August 31, 2018	1.000	0.009		0.009
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.017	(d)	0.017
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Year Ended August 31, 2018	1.000	0.012		0.012
Select Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.017	(d)	0.017
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Year Ended August 31, 2018	1.000	0.013		0.013
Premier Shares
Six Months Ended February 28, 2023 (Unaudited)	1.000	0.017	(d)	0.017
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Year Ended August 31, 2018	1.000	0.012		0.012

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset			Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net	Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets	Net Assets	Net Assets(c)

$(0.016)	$—	$(0.016)	$1.000	1.58%	$657,230	0.55%	3.17%	0.68%
(0.003)	—	(0.003)	1.000	0.28%	666,206	0.22%	0.25%	0.67%
—	—	—	1.000	0.01%	578,785	0.07%	0.01%	0.69%
(0.010)	—	(0.010)	1.000	0.62%	608,177	0.44%	0.58%	0.68%
(0.020)	—	(0.020)	1.000	1.77%	489,932	0.56%	1.77%	0.69%
(0.009)	—	(0.009)	1.000	0.91%	538,798	0.57%	0.88%	0.70%

(0.017)	—	(0.017)	1.000	1.72%	161,386	0.26%	3.55%	0.43%
(0.004)	—	(0.004)	1.000	0.37%	122,080	0.12%	0.28%	0.43%
—	—	—	1.000	0.01%	124,349	0.08%	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.82%	165,610	0.25%	0.76%	0.43%
(0.020)	—	(0.020)	1.000	2.06%	94,595	0.27%	2.05%	0.44%
(0.012)	—	(0.012)	1.000	1.20%	102,020	0.28%	1.13%	0.45%

(0.017)	—	(0.017)	1.000	1.76%	1,111,001	0.18%	3.53%	0.43%
(0.004)	—	(0.004)	1.000	0.41%	1,048,440	0.10%	0.44%	0.43%
—	—	—	1.000	0.01%	865,637	0.07%	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.89%	947,249	0.18%	0.84%	0.43%
(0.020)	—	(0.020)	1.000	2.14%	988,003	0.19%	2.13%	0.44%
(0.013)	—	(0.013)	1.000	1.28%	800,991	0.20%	1.30%	0.45%

(0.017)	—	(0.017)	1.000	1.74%	514,554	0.23%	3.57%	0.93%
(0.004)	—	(0.004)	1.000	0.38%	334,389	0.12%	0.41%	0.93%
—	—	—	1.000	0.01%	285,447	0.07%	0.01%	0.94%
(0.010)	—	(0.010)	1.000	0.84%	321,321	0.23%	0.75%	0.93%
(0.020)	—	(0.020)	1.000	2.09%	233,659	0.24%	2.08%	0.94%
(0.012)	—	(0.012)	1.000	1.23%	105,598	0.25%	1.26%	0.95%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$9.00	$0.12	$(0.13)	$(0.01)
Year Ended August 31, 2022	9.70	0.13	(0.68)	(0.55)
Year Ended August 31, 2021	9.79	0.12	(0.07)	0.05
Year Ended August 31, 2020	9.62	0.17	0.17	0.34
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	8.99	0.13	(0.13)	—
Year Ended August 31, 2022	9.69	0.15	(0.68)	(0.53)
Year Ended August 31, 2021	9.79	0.14	(0.08)	0.06
Year Ended August 31, 2020	9.62	0.19	0.18	0.37
Year Ended August 31, 2019	9.40	0.23	0.23	0.46
Year Ended August 31, 2018	9.60	0.19	(0.16)	0.03
A Shares
Six Months Ended February 28, 2023 (Unaudited)	9.01	0.11	(0.14)	(0.03)
Year Ended August 31, 2022	9.70	0.12	(0.66)	(0.54)
Year Ended August 31, 2021	9.80	0.12	(0.08)	0.04
Year Ended August 31, 2020	9.62	0.17	0.18	0.35
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.12)	$—	$(0.12)	$8.87	(0.13)%	$1,745	0.96%	2.67%	1.21%	79%
(0.15)	—	(0.15)	9.00	(5.72)%	2,336	0.82%	1.38%	1.08%	49%
(0.14)	—	(0.14)	9.70	0.52%	3,290	0.76%	1.24%	1.01%	74%
(0.17)	—	(0.17)	9.79	3.62%	3,941	0.69%	1.76%	0.94%	89%
(0.21)	—	(0.21)	9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%
(0.21)	—	(0.21)	9.41	0.07%	8,642	0.80%	1.63%	0.99%	70%

(0.13)	—	(0.13)	8.86	(0.01)%	35,508	0.72%	2.91%	0.96%	79%
(0.17)	—	(0.17)	8.99	(5.51)%	39,818	0.59%	1.58%	0.83%	49%
(0.16)	—	(0.16)	9.69	0.65%	77,455	0.52%	1.47%	0.76%	74%
(0.20)	—	(0.20)	9.79	3.87%	92,362	0.44%	1.98%	0.69%	89%
(0.24)	—	(0.24)	9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%
(0.23)	—	(0.23)	9.40	0.37%	87,618	0.49%	1.99%	0.74%	70%

(0.11)	—	(0.11)	8.87	(0.27)%	2,605	1.03%	2.61%	1.06%	79%
(0.15)	—	(0.15)	9.01	(5.63)%	2,643	0.84%	1.37%	0.93%	49%
(0.14)	—	(0.14)	9.70	0.42%	2,804	0.76%	1.22%	0.86%	74%
(0.17)	—	(0.17)	9.80	3.73%	952	0.68%	1.72%	0.79%	89%
(0.21)	—	(0.21)	9.62	4.57%	585	0.72%	2.20%	0.83%	34%
(0.21)	—	(0.21)	9.41	0.13%	588	0.74%	1.65%	0.84%	70%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

			Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Moderate Duration Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$9.69	$0.12	$(0.22)	$(0.10)
Year Ended August 31, 2022	10.77	0.15	(1.07)	(0.92)
Year Ended August 31, 2021	10.81	0.16	(0.03)	0.13
Year Ended August 31, 2020	10.64	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.32	0.56
Year Ended August 31, 2018	10.48	0.16	(0.17)	(0.01)
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	9.70	0.14	(0.24)	(0.10)
Year Ended August 31, 2022	10.77	0.18	(1.07)	(0.89)
Year Ended August 31, 2021	10.82	0.19	(0.04)	0.15
Year Ended August 31, 2020	10.65	0.22	0.16	0.38
Year Ended August 31, 2019	10.31	0.26	0.34	0.60
Year Ended August 31, 2018	10.48	0.19	(0.17)	0.02
A Shares
Six Months Ended February 28, 2023 (Unaudited)	9.70	0.12	(0.23)	(0.11)
Year Ended August 31, 2022	10.77	0.15	(1.06)	(0.91)
Year Ended August 31, 2021	10.82	0.16	(0.04)	0.12
Year Ended August 31, 2020	10.65	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.33	0.57
Year Ended August 31, 2018	10.48	0.16	(0.16)	—

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.12)	$—	$(0.12)	$9.47	(1.01)%	$2,816	0.74%		2.59%	1.63%	112%
(0.16)	—	(0.16)	9.69	(8.63)%	2,888	0.74%		1.46%	1.53%	29%
(0.17)	—	(0.17)	10.77	1.21%	3,828	0.74%		1.49%	1.29%	64%
(0.19)	—	(0.19)	10.81	3.40%	3,835	0.74%		1.79%	1.29%	83%
(0.23)	—	(0.23)	10.64	5.54%	4,271	0.83	%(e)	2.26%	1.26%	25%
(0.16)	—	(0.16)	10.31	(0.07)%	5,102	1.14%		1.49%	1.35%	28%

(0.13)	—	(0.13)	9.47	(0.99)%	12,114	0.49%		2.82%	1.37%	112%
(0.18)	—	(0.18)	9.70	(8.31)%	16,715	0.49%		1.71%	1.29%	29%
(0.20)	—	(0.20)	10.77	1.37%	21,351	0.49%		1.73%	1.04%	64%
(0.21)	—	(0.21)	10.82	3.66%	26,765	0.49%		2.02%	1.04%	83%
(0.26)	—	(0.26)	10.65	5.90%	23,463	0.58	%(e)	2.51%	1.01%	25%
(0.19)	—	(0.19)	10.31	0.22%	24,883	0.85%		1.78%	1.10%	28%

(0.12)	—	(0.12)	9.47	(1.11)%	172	0.74%		2.58%	1.48%	112%
(0.16)	—	(0.16)	9.70	(8.54)%	183	0.74%		1.44%	1.38%	29%
(0.17)	—	(0.17)	10.77	1.11%	382	0.74%		1.49%	1.15%	64%
(0.19)	—	(0.19)	10.82	3.40%	314	0.74%		1.79%	1.14%	83%
(0.23)	—	(0.23)	10.65	5.63%	381	0.85	%(e)	2.24%	1.11%	25%
(0.17)	—	(0.17)	10.31	(0.03)%	634	1.10%		1.53%	1.20%	28%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Bond Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$8.64	$0.11	$(0.33)	$(0.22)
Year Ended August 31, 2022	9.98	0.18	(1.33)	(1.15)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.22	0.21	0.60	0.81
Year Ended August 31, 2018	9.55	0.18	(0.31)	(0.13)
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	8.62	0.12	(0.33)	(0.21)
Year Ended August 31, 2022	9.95	0.20	(1.32)	(1.12)
Year Ended August 31, 2021	10.10	0.19	(0.14)	0.05
Year Ended August 31, 2020	9.80	0.21	0.31	0.52
Year Ended August 31, 2019	9.20	0.23	0.61	0.84
Year Ended August 31, 2018	9.52	0.20	(0.29)	(0.09)
A Shares
Six Months Ended February 28, 2023 (Unaudited)	8.64	0.11	(0.33)	(0.22)
Year Ended August 31, 2022	9.98	0.18	(1.33)	(1.15)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.21	0.21	0.62	0.83
Year Ended August 31, 2018	9.54	0.18	(0.31)	(0.13)

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.11)	$—	$(0.11)	$8.31	(2.51)%	$1,054	0.73%	2.68%	0.98%	98%
(0.19)	—	(0.19)	8.64	(11.63)%	1,129	0.74%	1.93%	0.99%	38%
(0.18)	—	(0.18)	9.98	0.36%	1,435	0.72%	1.70%	0.97%	47%
(0.19)	—	(0.19)	10.12	5.07%	2,383	0.73%	1.86%	0.98%	65%
(0.21)	—	(0.21)	9.82	8.96%	1,862	0.77%	2.24%	0.99%	33%
(0.20)	—	(0.20)	9.22	(1.33)%	5,641	0.76%	1.91%	0.99%	29%

(0.12)	—	(0.12)	8.29	(2.40)%	117,259	0.48%	2.93%	0.73%	98%
(0.21)	—	(0.21)	8.62	(11.35)%	129,062	0.49%	2.19%	0.74%	38%
(0.20)	—	(0.20)	9.95	0.51%	108,453	0.47%	1.95%	0.72%	47%
(0.22)	—	(0.22)	10.10	5.34%	94,112	0.48%	2.14%	0.73%	65%
(0.24)	—	(0.24)	9.80	9.28%	101,925	0.49%	2.51%	0.74%	33%
(0.23)	—	(0.23)	9.20	(0.97)%	96,022	0.49%	2.17%	0.74%	29%

(0.11)	—	(0.11)	8.31	(2.51)%	54	0.73%	2.68%	0.83%	98%
(0.19)	—	(0.19)	8.64	(11.63)%	57	0.74%	1.93%	0.84%	38%
(0.18)	—	(0.18)	9.98	0.36%	67	0.72%	1.70%	0.82%	47%
(0.19)	—	(0.19)	10.12	5.07%	60	0.73%	1.91%	0.83%	65%
(0.22)	—	(0.22)	9.82	9.11%	136	0.74%	2.27%	0.84%	33%
(0.20)	—	(0.20)	9.21	(1.32)%	126	0.74%	1.92%	0.84%	29%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)(b)	on Investments	Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$9.19	$0.17	$(0.51)	$(0.34)
Year Ended August 31, 2022	10.49	0.25	(1.28)	(1.03)
Year Ended August 31, 2021	10.82	0.18	(0.16)	0.02
Year Ended August 31, 2020	10.70	0.19	0.28	0.47
Year Ended August 31, 2019	10.10	0.29	0.60	0.89
December 26, 2017(f) through August 31, 2018	10.00	0.21	(0.01)	0.20
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	9.06	0.18	(0.49)	(0.31)
Year Ended August 31, 2022	10.35	0.27	(1.27)	(1.00)
Year Ended August 31, 2021	10.67	0.21	(0.15)	0.06
Year Ended August 31, 2020	10.56	0.21	0.27	0.48
Year Ended August 31, 2019	9.97	0.31	0.59	0.90
December 26, 2017(f) through August 31, 2018	10.00	0.21	(0.02)	0.19
A Shares
Six Months Ended February 28, 2023 (Unaudited)	9.07	0.17	(0.50)	(0.33)
Year Ended August 31, 2022	10.35	0.24	(1.25)	(1.01)
Year Ended August 31, 2021	10.67	0.18	(0.15)	0.03
Year Ended August 31, 2020	10.56	0.20	0.25	0.45
Year Ended August 31, 2019	9.96	0.28	0.60	0.88
December 26, 2017(f) through August 31, 2018	10.00	0.19	(0.03)	0.16

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Calculated using average shares.
(c)	Not annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(c)	(000s)	Assets	Net Assets	Net Assets(d)	Turnover(e)

$(0.17)	$—	$(0.17)	$8.68	(3.67)%	$462	1.01%	3.95%	2.69%	132%
(0.27)	—	(0.27)	9.19	(9.93)%	528	1.01%	2.51%	2.07%	18%
(0.17)	(0.18)	(0.35)	10.49	0.22%	1,132	1.01%	1.67%	1.66%	129%
(0.20)	(0.15)	(0.35)	10.82	4.47%	2,178	1.01%	1.82%	2.05%	96%
(0.29)	—	(0.29)	10.70	8.96%	1,546	1.01%	2.79%	3.16%	59%
(0.10)	—	(0.10)	10.10	2.05%	4	1.01%	3.01%	13.65%	20%

(0.18)	—	(0.18)	8.57	(3.41)%	5,975	0.76%	4.19%	2.40%	132%
(0.29)	—	(0.29)	9.06	(9.78)%	9,377	0.76%	2.77%	1.82%	18%
(0.20)	(0.18)	(0.38)	10.35	0.55%	19,579	0.76%	2.01%	1.42%	129%
(0.22)	(0.15)	(0.37)	10.67	4.66%	17,335	0.76%	2.00%	1.77%	96%
(0.31)	—	(0.31)	10.56	9.21%	6,370	0.76%	3.02%	3.23%	59%
(0.22)	—	(0.22)	9.97	1.87%	984	0.76%	3.11%	13.40%	20%

(0.17)	—	(0.17)	8.57	(3.64)%	152	1.01%	3.95%	2.55%	132%
(0.27)	—	(0.27)	9.07	(9.91)%	159	1.01%	2.43%	1.83%	18%
(0.17)	(0.18)	(0.35)	10.35	0.30%	917	1.01%	1.75%	1.52%	129%
(0.19)	(0.15)	(0.34)	10.67	4.41%	393	1.01%	1.94%	1.97%	96%
(0.28)	—	(0.28)	10.56	9.05%	468	1.01%	2.82%	4.02%	59%
(0.20)	—	(0.20)	9.96	1.60%	390	1.01%	2.87%	13.50%	20%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$9.87	$0.04		$0.05	$0.09
Year Ended August 31, 2022	9.97	(0.01	)(e)	(0.09)	(0.10)
Year Ended August 31, 2021	10.00	(0.03	)(e)	—	(0.03)
Year Ended August 31, 2020	10.00	0.06		—	0.06
Year Ended August 31, 2019	9.98	0.11		0.02	0.13
December 26, 2017(g) through August 31, 2018	10.00	0.03		(0.02)	0.01
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	9.92	0.06		0.04	0.10
Year Ended August 31, 2022	10.01	0.01	(e)	(0.08)	(0.07)
Year Ended August 31, 2021	10.01	—	(e)	—	—
Year Ended August 31, 2020	10.01	0.09		—	0.09
Year Ended August 31, 2019	10.00	0.14		0.01	0.15
December 26, 2017(g) through August 31, 2018	10.00	0.07		—	0.07
A Shares
Six Months Ended February 28, 2023 (Unaudited)	9.89	0.05		0.04	0.09
Year Ended August 31, 2022	9.98	—	(e)	(0.09)	(0.09)
Year Ended August 31, 2021	10.01	(0.03	)(e)	—	(0.03)
Year Ended August 31, 2020	10.01	0.06		—	0.06
Year Ended August 31, 2019	10.01	0.03		0.01	0.04
December 26, 2017(g) through August 31, 2018	10.00	—		0.01	0.01

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of December 26, 2018 and the higher limit in effect prior to that date.
(g)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.05)	$—	$(0.05)	$9.91	0.87%	$45	0.60%		0.84%	1.42%	153%
—	—	—	9.87	(0.95)%	103	0.60%		(0.10)%	1.28%	96%
—	—	—	9.97	(0.30)%	105	0.60%		(0.28)%	1.07%	130%
(0.06)	—	(0.06)	10.00	0.64%	539	0.60%		0.53%	1.16%	129%
(0.11)	—	(0.11)	10.00	1.35%	175	0.66	%(f)	1.12%	1.59%	135%
(0.03)	—	(0.03)	9.98	0.14%	71	0.81%		0.71%	2.36%	155%

(0.06)	—	(0.06)	9.96	0.99%	22,551	0.35%		1.17%	1.02%	153%
(0.02)	—	(0.02)	9.92	(0.74)%	26,566	0.35%		0.14%	1.03%	96%
—	—	—	10.01	0.01%	32,512	0.35%		(0.04)%	0.82%	130%
(0.09)	—	(0.09)	10.01	0.89%	38,955	0.35%		0.81%	0.92%	129%
(0.14)	—	(0.14)	10.01	1.50%	20,529	0.41	%(f)	1.38%	1.34%	135%
(0.07)	—	(0.07)	10.00	0.65%	11,595	0.56%		0.96%	2.11%	155%

(0.05)	—	(0.05)	9.93	0.87%	129	0.60%		1.02%	1.38%	153%
—	—	—	9.89	(0.85)%	44	0.60%		(0.04)%	1.06%	96%
—	—	—	9.98	(0.30)%	17	0.60%		(0.28)%	0.92%	130%
(0.06)	—	(0.06)	10.01	0.64%	17	0.60%		0.65%	1.04%	129%
(0.04)	—	(0.04)	10.01	0.36%	21	0.66	%(f)	1.07%	1.44%	135%
—	—	—	10.01	0.10%	—	0.81%		0.71%	2.21%	155%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Mid Cap Diverse Leadership Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$12.55	$0.04		$0.47	$0.51
Year Ended August 31, 2022	14.46	0.02	(e)	(1.32)	(1.30)
Year Ended August 31, 2021	11.40	(0.01	)(e)	4.26	4.25
Year Ended August 31, 2020	11.24	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.90	0.03	(e)	(0.29)	(0.26)
Year Ended August 31, 2018	10.33	0.05	(e)	1.57	1.62
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	12.61	0.06		0.47	0.53
Year Ended August 31, 2022	14.50	0.07	(e)	(1.33)	(1.26)
Year Ended August 31, 2021	11.41	0.01	(e)	4.29	4.30
Year Ended August 31, 2020	11.25	0.08	(e)	0.60	0.68
Year Ended August 31, 2019	11.92	0.06	(e)	(0.29)	(0.23)
Year Ended August 31, 2018	10.36	0.08	(e)	1.57	1.65
A Shares
Six Months Ended February 28, 2023 (Unaudited)	12.66	0.04		0.48	0.52
Year Ended August 31, 2022	14.57	0.03	(e)	(1.34)	(1.31)
Year Ended August 31, 2021	11.46	(0.02	)(e)	4.32	4.30
Year Ended August 31, 2020	11.31	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.97	0.03	(e)	(0.28)	(0.25)
Year Ended August 31, 2018	10.39	0.05	(e)	1.58	1.63
C Shares
Six Months Ended February 28, 2023 (Unaudited)	12.22	(0.01)		0.47	0.46
Year Ended August 31, 2022	14.14	(0.07	)(e)	(1.29)	(1.36)
Year Ended August 31, 2021	11.20	(0.10	)(e)	4.19	4.09
Year Ended August 31, 2020	11.06	(0.03	)(e)	0.60	0.57
Year Ended August 31, 2019	11.68	—	(e)	(0.25)	(0.25)
Year Ended August 31, 2018	10.28	—	(e)	1.40	1.40

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.03)	$(1.08)	$(1.11)	$11.95	4.68%	$184	1.03%	0.67%	7.41%	192%
(0.05)	(0.56)	(0.61)	12.55	(9.32)%	190	1.06%	0.11%	6.36%	171%
(0.08)	(1.11)	(1.19)	14.46	39.69%	119	1.06%	(0.09)%	12.28%	79%
(0.05)	(0.43)	(0.48)	11.40	5.73%	124	1.06%	0.51%	13.27%	90%
(0.03)	(0.37)	(0.40)	11.24	(1.59)%	114	1.06%	0.27%	8.26%	106%
(0.05)	—	(0.05)	11.90	15.67%	624	1.06%	0.45%	5.32%	74%

(0.05)	(1.08)	(1.13)	12.01	4.82%	2,021	0.81%	0.92%	7.15%	192%
(0.07)	(0.56)	(0.63)	12.61	(9.05)%	1,983	0.81%	0.48%	6.11%	171%
(0.10)	(1.11)	(1.21)	14.50	40.08%	1,090	0.81%	0.12%	12.03%	79%
(0.09)	(0.43)	(0.52)	11.41	6.05%	680	0.81%	0.76%	13.02%	90%
(0.07)	(0.37)	(0.44)	11.25	(1.32)%	809	0.81%	0.53%	9.22%	106%
(0.09)	—	(0.09)	11.92	15.97%	1,355	0.81%	0.73%	7.35%	74%

(0.03)	(1.08)	(1.11)	12.07	4.72%	159	1.06%	0.64%	7.30%	192%
(0.04)	(0.56)	(0.60)	12.66	(9.33)%	152	1.06%	0.20%	6.21%	171%
(0.08)	(1.11)	(1.19)	14.57	39.88%	147	1.06%	(0.12)%	12.13%	79%
(0.06)	(0.43)	(0.49)	11.46	5.62%	123	1.06%	0.51%	13.12%	90%
(0.04)	(0.37)	(0.41)	11.31	(1.50)%	382	1.06%	0.28%	10.07%	106%
(0.05)	—	(0.05)	11.97	15.68%	364	1.06%	0.46%	6.24%	74%

(0.01)	(1.08)	(1.09)	11.59	4.37%	11	1.81%	(0.10)%	8.16%	192%
—	(0.56)	(0.56)	12.22	(9.97)%	25	1.81%	(0.55)%	7.11%	171%
(0.04)	(1.11)	(1.15)	14.14	38.80%	28	1.81%	(0.79)%	13.03%	79%
—	(0.43)	(0.43)	11.20	5.12%	25	1.81%	(0.24)%	14.02%	90%
—	(0.37)	(0.37)	11.06	(1.51)%	—	1.81%	—%	2.06%	106%
—	—	—	11.68	13.62%	—	1.81%	—%	27.23%	74%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$13.30	$0.08		$(0.44)	$(0.36)
Year Ended August 31, 2022	16.88	0.07	(e)	(3.16)	(3.09)
Year Ended August 31, 2021	13.78	0.10	(e)	3.06	3.16
Year Ended August 31, 2020	12.83	0.11		0.96	1.07
Year Ended August 31, 2019	15.43	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.90	0.04	(e)	1.28	1.32
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	13.48	0.09	(e)	(0.45)	(0.36)
Year Ended August 31, 2022	17.10	0.10	(e)	(3.19)	(3.09)
Year Ended August 31, 2021	13.95	0.14	(e)	3.10	3.24
Year Ended August 31, 2020	12.98	0.13		0.99	1.12
Year Ended August 31, 2019	15.61	0.17		(1.68)	(1.51)
Year Ended August 31, 2018	15.05	0.08	(e)	1.30	1.38
A Shares
Six Months Ended February 28, 2023 (Unaudited)	13.35	0.07		(0.43)	(0.36)
Year Ended August 31, 2022	16.95	0.07	(e)	(3.18)	(3.11)
Year Ended August 31, 2021	13.83	0.09	(e)	3.10	3.19
Year Ended August 31, 2020	12.88	0.10		0.96	1.06
Year Ended August 31, 2019	15.48	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.95	0.04	(e)	1.28	1.32
C Shares
Six Months Ended February 28, 2023 (Unaudited)	12.86	0.03		(0.42)	(0.39)
Year Ended August 31, 2022	16.37	(0.05	)(e)	(3.06)	(3.11)
Year Ended August 31, 2021	13.42	(0.03	)(e)	3.00	2.97
Year Ended August 31, 2020	12.51	0.02		0.92	0.94
Year Ended August 31, 2019	15.07	0.02		(1.60)	(1.58)
Year Ended August 31, 2018	14.65	(0.08	)(e)	1.25	1.17

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.05)	$—	$(0.05)	$12.89	(2.70)%	$780	1.25%		1.11%	1.98%	533%
(0.11)	(0.38)	(0.49)	13.30	(18.75)%	951	1.25%		0.44%	1.77%	260%
(0.06)	—	(0.06)	16.88	22.97%	4,616	1.25%		0.59%	1.77%	265%
(0.12)	—	(0.12)	13.78	8.46%	1,319	1.25%		0.83%	2.01%	240%
(0.15)	(0.93)	(1.08)	12.83	(9.28)%	3,118	1.37	%(f)	0.97%	1.89%	183%
(0.04)	(0.75)	(0.79)	15.43	9.08%	2,097	1.64%		0.25%	1.85%	157%

(0.07)	—	(0.07)	13.05	(2.66)%	24,810	1.00%		1.36%	1.72%	533%
(0.15)	(0.38)	(0.53)	13.48	(18.53)%	43,336	1.00%		0.68%	1.52%	260%
(0.09)	—	(0.09)	17.10	23.27%	71,356	1.00%		0.85%	1.54%	265%
(0.15)	—	(0.15)	13.95	8.74%	30,697	1.00%		1.03%	1.77%	240%
(0.19)	(0.93)	(1.12)	12.98	(9.10)%	34,492	1.13	%(f)	1.22%	1.64%	183%
(0.07)	(0.75)	(0.82)	15.61	9.45%	45,659	1.35%		0.55%	1.60%	157%

(0.05)	—	(0.05)	12.94	(2.70)%	1,053	1.25%		1.12%	1.83%	533%
(0.11)	(0.38)	(0.49)	13.35	(18.79)%	1,093	1.25%		0.44%	1.62%	260%
(0.07)	—	(0.07)	16.95	23.05%	1,482	1.25%		0.55%	1.66%	265%
(0.11)	—	(0.11)	13.83	8.37%	1,380	1.25%		0.79%	1.87%	240%
(0.15)	(0.93)	(1.08)	12.88	(9.24)%	1,898	1.37	%(f)	0.98%	1.74%	183%
(0.04)	(0.75)	(0.79)	15.48	9.09%	2,032	1.63%		0.26%	1.70%	157%

(0.01)	—	(0.01)	12.46	(3.05)%	251	2.00%		0.37%	2.73%	533%
(0.02)	(0.38)	(0.40)	12.86	(19.41)%	285	2.00%		(0.31)%	2.52%	260%
(0.02)	—	(0.02)	16.37	22.11%	357	2.00%		(0.20)%	2.56%	265%
(0.03)	—	(0.03)	13.42	7.58%	307	2.00%		0.03%	2.77%	240%
(0.05)	(0.93)	(0.98)	12.51	(9.95)%	343	2.15	%(f)	0.19%	2.64%	183%
—	(0.75)	(0.75)	15.07	8.22%	598	2.41%		(0.52)%	2.60%	157%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
World Energy Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$12.52	$0.13		$0.07	$0.20
Year Ended August 31, 2022	8.89	0.20	(e)	3.62	3.82
Year Ended August 31, 2021	6.16	0.13		2.71	2.84
Year Ended August 31, 2020	6.71	0.10		(0.51)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.82)	(2.67)
Year Ended August 31, 2018	8.06	0.06	(e)	1.41	1.47
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	12.53	0.14		0.08	0.22
Year Ended August 31, 2022	8.89	0.23	(e)	3.63	3.86
Year Ended August 31, 2021	6.16	0.14		2.72	2.86
Year Ended August 31, 2020	6.72	0.13		(0.53)	(0.40)
Year Ended August 31, 2019	9.51	0.17		(2.83)	(2.66)
Year Ended August 31, 2018	8.07	0.09	(e)	1.42	1.51
A Shares
Six Months Ended February 28, 2023 (Unaudited)	12.49	0.13		0.06	0.19
Year Ended August 31, 2022	8.86	0.20	(e)	3.62	3.82
Year Ended August 31, 2021	6.15	0.13		2.70	2.83
Year Ended August 31, 2020	6.70	0.11		(0.52)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.83)	(2.68)
Year Ended August 31, 2018	8.06	0.07	(e)	1.41	1.48
C Shares
Six Months Ended February 28, 2023 (Unaudited)	12.37	0.08		0.06	0.14
Year Ended August 31, 2022	8.78	0.13	(e)	3.57	3.70
Year Ended August 31, 2021	6.10	0.08		2.67	2.75
Year Ended August 31, 2020	6.64	0.05		(0.51)	(0.46)
Year Ended August 31, 2019	9.39	0.09		(2.79)	(2.70)
Year Ended August 31, 2018	8.00	—	(e)	1.40	1.40

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.14)	$—	$(0.14)	$12.58	1.67%	$28,068	1.15%		2.10%	1.43%	185%
(0.19)	—	(0.19)	12.52	43.38%	25,003	1.15%		1.99%	1.57%	192%
(0.11)	—	(0.11)	8.89	46.49%	6,895	1.15%		1.69%	1.96%	174%
(0.14)	—	(0.14)	6.16	(6.19)%	2,984	1.15%		1.68%	2.18%	191%
(0.11)	—	(0.11)	6.71	(28.27)%	3,079	1.25	%(f)	1.56%	1.68%	145%
(0.04)	—	(0.04)	9.49	18.27%	7,964	1.39%		0.66%	1.56%	130%

(0.16)	—	(0.16)	12.59	1.80%	60,925	0.90%		2.19%	1.18%	185%
(0.22)	—	(0.22)	12.53	43.81%	37,866	0.90%		2.16%	1.34%	192%
(0.13)	—	(0.13)	8.89	46.78%	15,641	0.90%		1.88%	1.69%	174%
(0.16)	—	(0.16)	6.16	(5.91)%	6,254	0.90%		1.82%	1.89%	191%
(0.13)	—	(0.13)	6.72	(28.12)%	11,163	0.97	%(f)	1.88%	1.43%	145%
(0.07)	—	(0.07)	9.51	18.71%	37,696	1.12%		0.97%	1.31%	130%

(0.14)	—	(0.14)	12.54	1.60%	2,414	1.15%		2.08%	1.31%	185%
(0.19)	—	(0.19)	12.49	43.54%	3,170	1.15%		1.88%	1.47%	192%
(0.12)	—	(0.12)	8.86	46.33%	2,216	1.15%		1.54%	1.83%	174%
(0.14)	—	(0.14)	6.15	(6.13)%	1,867	1.15%		1.66%	2.02%	191%
(0.11)	—	(0.11)	6.70	(28.35)%	2,485	1.21	%(f)	1.67%	1.53%	145%
(0.05)	—	(0.05)	9.49	18.37%	6,302	1.34%		0.72%	1.41%	130%

(0.09)	—	(0.09)	12.42	1.21%	4,823	1.90%		1.31%	2.19%	185%
(0.11)	—	(0.11)	12.37	42.42%	4,713	1.90%		1.13%	2.35%	192%
(0.07)	—	(0.07)	8.78	45.25%	3,101	1.90%		0.94%	2.74%	174%
(0.08)	—	(0.08)	6.10	(6.89)%	2,458	1.90%		0.87%	2.91%	191%
(0.05)	—	(0.05)	6.64	(28.82)%	3,688	1.95	%(f)	0.97%	2.43%	145%
(0.01)	—	(0.01)	9.39	17.51%	6,115	2.11%		(0.05)%	2.31%	130%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)(b)		on Investments	Activities
Hedged Income Fund
Investor Shares
Six Months Ended February 28, 2023 (Unaudited)	$9.93	$0.13		$0.10	$0.23
Year Ended August 31, 2022	10.81	0.19	(b)	(0.88)	(0.69)
December 28, 2020(f) through August 31, 2021	10.00	0.14		0.74	0.88
Institutional Shares
Six Months Ended February 28, 2023 (Unaudited)	9.93	0.14		0.11	0.25
Year Ended August 31, 2022	10.82	0.23	(b)	(0.91)	(0.68)
December 28, 2020(f) through August 31, 2021	10.00	0.15		0.75	0.90
A Shares
Six Months Ended February 28, 2023 (Unaudited)	9.91	0.12	(b)	0.11	0.23
Year Ended August 31, 2022	10.80	0.20	(b)	(0.90)	(0.70)
December 28, 2020(f) through August 31, 2021	10.00	0.14		0.74	0.88

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Calculated using average shares.
(c)	Not annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(c)	(000s)	Assets	Net Assets	Net Assets(d)	Turnover(e)

$(0.11)	$—	$(0.11)	$10.05	2.40%	$275	1.35%	2.53%	1.75%	45%
(0.19)	—	(0.19)	9.93	(6.47)%	309	1.35%	1.86%	1.98%	18%
(0.07)	—	(0.07)	10.81	8.79%	1,438	1.35%	1.90%	2.26%	23%

(0.13)	—	(0.13)	10.05	2.56%	34,803	1.10%	2.79%	1.50%	45%
(0.21)	—	(0.21)	9.93	(6.31)%	33,178	1.10%	2.21%	1.69%	18%
(0.08)	—	(0.08)	10.82	9.04%	23,042	1.10%	2.14%	2.01%	23%

(0.10)	—	(0.10)	10.04	2.39%	1,334	1.35%	2.51%	1.60%	45%
(0.19)	—	(0.19)	9.91	(6.51)%	1,785	1.35%	1.94%	1.75%	18%
(0.08)	—	(0.08)	10.80	8.77%	1,709	1.35%	1.88%	2.11%	23%

Additional Fund Information (Unaudited)

February 28, 2023 (Unaudited)

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
Repurchase Agreements	89.6%
Investment Companies	10.8%
Liabilities in excess of other assets	(0.4)%
Total	100.0%

Government Securities Money Market Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	37.5%
Repurchase Agreements	54.6%
Investment Companies	7.9%
Total	100.0%

Limited Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	28.8%
Mortgage Backed Securities	31.4%
Corporate Bonds	13.8%
Taxable Municipal Bonds	3.0%
U.S. Government Agency Securities	7.2%
U.S. Treasury Obligations	8.7%
Investment in Affiliates	6.7%
Other assets in excess of liabilities	0.4%
Total	100.0%

Moderate Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	13.9%
Mortgage Backed Securities	13.9%
Corporate Bonds	22.6%
Taxable Municipal Bonds	8.1%
U.S. Government Agency Securities	9.7%
U.S. Treasury Obligations	22.2%
Investment in Affiliates	8.8%
Other assets in excess of liabilities	0.8%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	13.2%
Mortgage Backed Securities	10.7%
Corporate Bonds	20.9%
Taxable Municipal Bonds	8.6%
U.S. Government Agency Securities	12.7%
U.S. Treasury Obligations	28.1%
Investment in Affiliates	5.5%
Other assets in excess of liabilities	0.3%
Total	100.0%

Strategic Enhanced Yield Fund:
Percentage of
Security Allocation	Net Assets
Mortgage Backed Securities	21.9%
Corporate Bonds	52.2%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	21.6%
Investment in Affiliates	2.5%
Other assets in excess of liabilities	0.5%
Total	100.0%

Ultra Short Tax-Free Income Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	101.7%
Investment in Affiliates	0.4%
Liabilities in excess of other assets	(2.1)%
Total	100.0%

Mid Cap Diverse Leadership Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	95.7%
Investment in Affiliates	2.8%
Other assets in excess of liabilities	1.5%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	48.1%
Asset Backed Securities	4.6%
U.S. Treasury Obligations	36.1%
Investment Companies	2.3%
Investment in Affiliates	10.9%
Liabilities in excess of other assets	(2.0)%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	93.0%
Corporate Bonds	5.0%
Investment in Affiliates	1.6%
Other assets in excess of liabilities	0.4%
Total	100.0%

Hedged Income Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	99.9%
Purchased Options	1.0%
Investment in Affiliates	1.9%
Liabilities in excess of other assets	(2.8)%
Total	100.0%

Additional Fund Information (Unaudited)	Continued
February 28, 2023 (Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/22	2/28/23	9/1/22 - 2/28/23	9/1/22 - 2/28/23
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,014.80	$3.40	0.68%
Service Shares	1,000.00	1,016.30	1.90	0.38%
Institutional Shares	1,000.00	1,016.90	1.30	0.26%
Select Shares	1,000.00	1,017.30	0.90	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,015.80	2.75	0.55%
Institutional Shares	1,000.00	1,017.20	1.30	0.26%
Select Shares	1,000.00	1,017.60	0.90	0.18%
Premier Shares	1,000.00	1,017.40	1.15	0.23%
Limited Duration Fund
Investor Shares	1,000.00	998.70	4.76	0.96%
Institutional Shares	1,000.00	999.90	3.57	0.72%
A Shares	1,000.00	997.30	5.10	1.03%
Moderate Duration Fund
Investor Shares	1,000.00	989.90	3.65	0.74%
Institutional Shares	1,000.00	990.10	2.42	0.49%
A Shares	1,000.00	988.90	3.65	0.74%
Bond Fund
Investor Shares	1,000.00	974.90	3.57	0.73%
Institutional Shares	1,000.00	976.00	2.35	0.48%
A Shares	1,000.00	974.90	3.57	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	963.30	4.92	1.01%
Institutional Shares	1,000.00	965.90	3.70	0.76%
A Shares	1,000.00	963.60	4.92	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,008.70	2.99	0.60%
Institutional Shares	1,000.00	1,009.90	1.74	0.35%
A Shares	1,000.00	1,008.70	2.99	0.60%
Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	1,046.80	5.23	1.03%
Institutional Shares	1,000.00	1,048.20	4.11	0.81%
A Shares	1,000.00	1,047.20	5.38	1.06%
C Shares	1,000.00	1,043.70	9.17	1.81%
Opportunistic Fund
Investor Shares	1,000.00	973.00	6.11	1.25%
Institutional Shares	1,000.00	973.40	4.89	1.00%
A Shares	1,000.00	973.00	6.11	1.25%
C Shares	1,000.00	969.50	9.77	2.00%

Additional Fund Information (Unaudited)	Continued
February 28, 2023 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/22	2/28/23	9/1/22 - 2/28/23	9/1/22 - 2/28/23
World Energy Fund
Investor Shares	1,000.00	1,016.70	5.75	1.15%
Institutional Shares	1,000.00	1,018.00	4.50	0.90%
A Shares	1,000.00	1,016.00	5.75	1.15%
C Shares	1,000.00	1,012.10	9.48	1.90%
Hedged Income Fund
Investor Shares	1,000.00	1,024.00	6.77	1.35%
Institutional Shares	1,000.00	1,025.60	5.52	1.10%
A Shares	1,000.00	1,023.90	6.77	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Additional Fund Information (Unaudited)	Continued
February 28, 2023 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expense may not be used to estimate actual ending account balance or expense you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/22	2/28/23	9/1/22 - 2/28/23	9/1/22 - 2/28/23
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,021.42	$3.41	0.68%
Service Shares	1,000.00	1,022.91	1.91	0.38%
Institutional Shares	1,000.00	1,023.51	1.30	0.26%
Select Shares	1,000.00	1,023.90	0.90	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,022.07	2.76	0.55%
Institutional Shares	1,000.00	1,023.51	1.30	0.26%
Select Shares	1,000.00	1,023.90	0.90	0.18%
Premier Shares	1,000.00	1,023.65	1.15	0.23%
Limited Duration Fund
Investor Shares	1,000.00	1,020.03	4.81	0.96%
Institutional Shares	1,000.00	1,021.22	3.61	0.72%
A Shares	1,000.00	1,019.69	5.16	1.03%
Moderate Duration Fund
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.36	2.46	0.49%
A Shares	1,000.00	1,021.12	3.71	0.74%
Bond Fund
Investor Shares	1,000.00	1,021.17	3.66	0.73%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
A Shares	1,000.00	1,021.17	3.66	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.79	5.06	1.01%
Institutional Shares	1,000.00	1,021.03	3.81	0.76%
A Shares	1,000.00	1,019.79	5.06	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.82	3.01	0.60%
Institutional Shares	1,000.00	1,023.06	1.76	0.35%
A Shares	1,000.00	1,021.82	3.01	0.60%
Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	1,019.69	5.16	1.03%
Institutional Shares	1,000.00	1,020.78	4.06	0.81%
A Shares	1,000.00	1,019.54	5.31	1.06%
C Shares	1,000.00	1,015.82	9.05	1.81%
Opportunistic Fund
Investor Shares	1,000.00	1,018.60	6.26	1.25%
Institutional Shares	1,000.00	1,019.84	5.01	1.00%
A Shares	1,000.00	1,018.60	6.26	1.25%
C Shares	1,000.00	1,014.88	9.99	2.00%
World Energy Fund
Investor Shares	1,000.00	1,019.09	5.76	1.15%
Institutional Shares	1,000.00	1,020.33	4.51	0.90%
A Shares	1,000.00	1,019.09	5.76	1.15%
C Shares	1,000.00	1,015.37	9.49	1.90%

Additional Fund Information (Unaudited)	Concluded
February 28, 2023 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/22	2/28/23	9/1/22 - 2/28/23	9/1/22 - 2/28/23
Hedged Income Fund
Investor Shares	1,000.00	1,018.10	6.76	1.35%
Institutional Shares	1,000.00	1,019.34	5.51	1.10%
A Shares	1,000.00	1,018.10	6.76	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SemiAnn-02/23

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nomination Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 26, 2023

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer (Principal Financial Officer)

Date      April 26, 2023